First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Communications Equipment – 7.1%
306,217	ADTRAN Holdings, Inc.	$3,224,465
128,729	AudioCodes Ltd.	1,175,296
744,955	Cisco Systems, Inc.	38,543,972
867,273	Juniper Networks, Inc.	27,171,663
131,250	Motorola Solutions, Inc.	38,493,000
2,286,187	Nokia Oyj, ADR	9,510,538
1,384,017	Telefonaktiebolaget LM Ericsson, ADR	7,542,892
85,671	Ubiquiti, Inc.	15,056,678
		140,718,504
	Diversified Telecommunication Services – 7.1%
30,711	ATN International, Inc.	1,124,022
820,441	BCE, Inc.	37,403,905
274,278	Cogent Communications Holdings, Inc.	18,456,167
522,090	Telefonica S.A., ADR	2,104,023
137,313	Telkom Indonesia Persero Tbk PT, ADR	3,662,138
1,950,549	TELUS Corp.	37,957,683
1,038,504	Verizon Communications, Inc.	38,621,964
		139,329,902
	Electronic Equipment, Instruments & Components – 4.5%
185,526	Amphenol Corp., Class A	15,760,434
67,554	Avnet, Inc.	3,408,099
28,554	Benchmark Electronics, Inc.	737,550
49,075	CDW Corp.	9,005,262
862,430	Corning, Inc.	30,219,547
13,423	Methode Electronics, Inc.	449,939
39,352	TD SYNNEX Corp.	3,699,088
165,254	TE Connectivity Ltd.	23,162,001
56,764	Vishay Intertechnology, Inc.	1,668,862
		88,110,782
	Health Care Technology – 0.0%
3,115	Simulations Plus, Inc.	134,973
	Interactive Media & Services – 0.3%
136,963	JOYY, Inc., ADR	4,206,134
20,564	Shutterstock, Inc.	1,000,850
		5,206,984
	IT Services – 9.3%
59,315	Amdocs Ltd.	5,863,288
256,154	Cognizant Technology Solutions Corp., Class A	16,721,733
17,691	Hackett Group (The), Inc.	395,394
367,064	Infosys Ltd., ADR	5,898,718
Shares	Description	Value

	IT Services (Continued)
1,151,004	International Business Machines Corp.	$154,015,845
9,304	Wipro Ltd., ADR	43,915
		182,938,893
	Media – 2.3%
10,111	Cable One, Inc.	6,643,736
940,328	Comcast Corp., Class A	39,070,628
		45,714,364
	Professional Services – 1.1%
18,299	Concentrix Corp.	1,477,644
20,355	CSG Systems International, Inc.	1,073,523
188,971	Dun & Bradstreet Holdings, Inc.	2,186,395
32,640	KBR, Inc.	2,123,559
72,559	Leidos Holdings, Inc.	6,420,020
23,542	Science Applications International Corp.	2,648,004
103,982	SS&C Technologies Holdings, Inc.	6,301,309
		22,230,454
	Semiconductors & Semiconductor Equipment – 36.6%
71,064	Amkor Technology, Inc.	2,114,154
254,079	Analog Devices, Inc.	49,497,130
187,869	Applied Materials, Inc.	27,154,585
276,320	ASE Technology Holding Co., Ltd., ADR	2,152,533
28,219	ASML Holding N.V.	20,451,720
183,187	Broadcom, Inc.	158,901,900
16,312	Entegris, Inc.	1,807,696
554,274	Himax Technologies, Inc., ADR	3,741,350
4,707,623	Intel Corp.	157,422,913
43,960	KLA Corp.	21,321,479
22,092	Kulicke & Soffa Industries, Inc.	1,313,369
41,695	Lam Research Corp.	26,804,048
101,188	Marvell Technology, Inc.	6,049,019
262,449	Microchip Technology, Inc.	23,512,806
211,665	Micron Technology, Inc.	13,358,178
9,020	Monolithic Power Systems, Inc.	4,872,875
147,590	NXP Semiconductors N.V.	30,208,721
13,896	Power Integrations, Inc.	1,315,534
652,534	QUALCOMM, Inc.	77,677,647
106,697	Skyworks Solutions, Inc.	11,810,291
11,866	STMicroelectronics N.V.	593,181
425,603	Texas Instruments, Inc.	76,617,052
233,191	United Microelectronics Corp., ADR	1,839,877
11,516	Universal Display Corp.	1,659,801
		722,197,859
	Software – 15.1%
31,339	A10 Networks, Inc.	457,236
33,180	Absolute Software Corp.	380,243

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
62,164	Adeia, Inc.	$684,426
21,472	Dolby Laboratories, Inc., Class A	1,796,777
10,009	Ebix, Inc.	252,227
523,777	Gen Digital, Inc.	9,716,063
43,443	InterDigital, Inc.	4,194,422
57,866	Intuit, Inc.	26,513,622
450,707	Microsoft Corp.	153,483,762
177,186	Open Text Corp.	7,362,078
698,544	Oracle Corp.	83,189,605
14,489	Progress Software Corp.	841,811
17,529	Roper Technologies, Inc.	8,427,943
60,490	Sapiens International Corp., N.V.	1,609,034
		298,909,249
	Technology Hardware, Storage & Peripherals – 13.5%
835,022	Apple, Inc.	161,969,217
222,829	Dell Technologies, Inc., Class C	12,057,277
1,236,917	Hewlett Packard Enterprise Co.	20,780,206
997,216	HP, Inc.	30,624,503
69,221	Logitech International S.A.	4,111,727
184,891	NetApp, Inc.	14,125,672
276,650	Seagate Technology Holdings PLC	17,116,336
319,885	Xerox Holdings Corp.	4,763,088
		265,548,026
	Wireless Telecommunication Services – 2.9%
445,133	America Movil S.A.B. de C.V., ADR (a)	9,632,678
1,324,111	Mobile TeleSystems PJSC, ADR (a) (b) (c) (d)	0
834,504	Rogers Communications, Inc., Class B	38,086,763
1,099,432	Telephone and Data Systems, Inc.	9,048,325
		56,767,766
	Total Investments – 99.8%	1,967,807,756
	(Cost $1,653,880,390)
	Net Other Assets and Liabilities – 0.2%	3,476,361
	Net Assets – 100.0%	$1,971,284,117

(a)	Non-income producing security.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At June 30, 2023, securities noted as such are valued at $0 or 0.0% of net assets.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s Advisor.
(d)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

Abbreviations throughout the Portfolio of Investments:
ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Wireless Telecommunication Services	$ 56,767,766	$ 56,767,766	$ —	$ —**
Other Industry Categories*	1,911,039,990	1,911,039,990	—	—
Total Investments	$ 1,967,807,756	$ 1,967,807,756	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments
June 30, 2023 (Unaudited)
Shares/ Units	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 20.5%
	Diversified REITs – 1.2%
90,184	Essential Properties Realty Trust, Inc.	$2,122,931
40,486	WP Carey, Inc.	2,735,234
		4,858,165
	Health Care REITs – 2.1%
143,209	CareTrust REIT, Inc.	2,844,131
134,094	Healthpeak Properties, Inc.	2,695,289
104,020	LTC Properties, Inc.	3,434,740
		8,974,160
	Hotel & Resort REITs – 0.8%
217,436	Apple Hospitality REIT, Inc.	3,285,458
	Mortgage REITs – 6.2%
509,050	Arbor Realty Trust, Inc.	7,544,121
500,447	Ladder Capital Corp.	5,429,850
634,927	Ready Capital Corp.	7,161,976
299,664	Starwood Property Trust, Inc.	5,813,482
		25,949,429
	Office REITs – 2.5%
73,965	Boston Properties, Inc.	4,259,645
104,131	Corporate Office Properties Trust	2,473,111
132,144	Kilroy Realty Corp.	3,976,213
		10,708,969
	Retail REITs – 3.7%
114,696	Brixmor Property Group, Inc.	2,523,312
72,074	Getty Realty Corp.	2,437,543
122,260	Kimco Realty Corp.	2,410,967
58,258	NNN REIT, Inc.	2,492,860
28,993	Simon Property Group, Inc.	3,348,112
108,566	Tanger Factory Outlet Centers, Inc.	2,396,051
		15,608,845
	Specialized REITs – 4.0%
92,397	EPR Properties	4,324,180
100,531	Four Corners Property Trust, Inc.	2,553,487
60,391	Gaming and Leisure Properties, Inc.	2,926,548
41,083	Iron Mountain, Inc.	2,334,336
26,569	Lamar Advertising Co., Class A	2,636,973
71,420	VICI Properties, Inc.	2,244,731
		17,020,255
	Total Real Estate Investment Trusts	86,405,281
	(Cost $87,946,310)
MASTER LIMITED PARTNERSHIPS – 20.4%
	Energy Equipment & Services – 0.9%
191,952	USA Compression Partners, L.P.	3,789,132
	Industrial Conglomerates – 1.7%
249,045	Icahn Enterprises, L.P.	7,229,776
	Marine Transportation – 0.1%
15,623	Navios Maritime Partners, L.P.	341,363

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares/ Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels – 17.7%
229,768	Alliance Resource Partners, L.P.	$4,248,410
255,149	Black Stone Minerals, L.P.	4,069,627
74,457	Cheniere Energy Partners, L.P.	3,435,446
147,577	Crestwood Equity Partners, L.P.	3,907,839
193,016	CrossAmerica Partners, L.P.	3,802,415
56,698	Delek Logistics Partners, L.P.	3,095,711
164,290	Dorchester Minerals, L.P.	4,922,128
247,459	Energy Transfer, L.P.	3,142,729
177,040	EnLink Midstream, LLC (a)	1,876,624
103,347	Enterprise Products Partners, L.P.	2,723,194
198,819	Genesis Energy, L.P.	1,898,721
138,615	Global Partners, L.P.	4,259,639
174,654	Holly Energy Partners, L.P.	3,231,099
282,443	Kimbell Royalty Partners, L.P. (a)	4,154,737
92,689	MPLX, L.P.	3,145,865
82,585	Natural Resource Partners, L.P.	4,355,533
217,442	NuStar Energy, L.P.	3,726,956
207,690	Plains All American Pipeline, L.P.	2,928,429
189,944	Plains GP Holdings, L.P., Class A (a)	2,816,870
60,622	Sunoco, L.P.	2,640,694
99,681	Viper Energy Partners, L.P. (a)	2,674,441
125,843	Western Midstream Partners, L.P.	3,337,356
		74,394,463
	Total Master Limited Partnerships	85,754,734
	(Cost $67,532,693)
COMMON STOCKS – 20.1%
	Banks – 10.9%
94,872	Associated Banc-Corp.	1,539,773
44,574	Bank of Hawaii Corp.	1,837,786
74,388	Cadence Bank	1,460,980
44,050	Cathay General Bancorp	1,417,970
29,516	Citigroup, Inc.	1,358,917
63,573	Citizens Financial Group, Inc.	1,657,984
132,626	CVB Financial Corp.	1,761,273
119,693	First BanCorp	1,462,648
70,753	First Financial Bancorp	1,446,191
99,614	First Hawaiian, Inc.	1,794,048
97,355	First Interstate BancSystem, Inc., Class A	2,320,943
50,839	First Merchants Corp.	1,435,185
114,834	FNB Corp.	1,313,701
149,626	Fulton Financial Corp.	1,783,542
231,600	Hope Bancorp, Inc.	1,950,072
162,062	Huntington Bancshares, Inc.	1,747,028
196,534	Northwest Bancshares, Inc.	2,083,260
95,139	Pacific Premier Bancorp, Inc.	1,967,475
12,004	PNC Financial Services Group (The), Inc.	1,511,904
104,387	Provident Financial Services, Inc.	1,705,684
76,571	Regions Financial Corp.	1,364,495
51,099	S&T Bancorp, Inc.	1,389,382
87,203	Sandy Spring Bancorp, Inc.	1,977,764
85,485	Simmons First National Corp., Class A	1,474,616
44,593	United Bankshares, Inc.	1,323,074
55,951	US Bancorp	1,848,621

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Banks (Continued)
191,850	Valley National Bancorp	$1,486,838
64,819	WesBanco, Inc.	1,660,015
		46,081,169
	Capital Markets – 0.7%
55,186	Franklin Resources, Inc.	1,474,018
82,159	Virtu Financial, Inc., Class A	1,404,097
		2,878,115
	Chemicals – 0.8%
31,848	Dow, Inc.	1,696,225
17,977	LyondellBasell Industries N.V., Class A	1,650,828
		3,347,053
	Commercial Services & Supplies – 0.4%
58,317	HNI Corp.	1,643,373
	Consumer Staples Distribution & Retail – 0.4%
54,133	Walgreens Boots Alliance, Inc.	1,542,249
	Containers & Packaging – 0.4%
57,285	International Paper Co.	1,822,236
	Diversified Telecommunication Services – 1.0%
120,538	AT&T, Inc.	1,922,581
56,668	Verizon Communications, Inc.	2,107,483
		4,030,064
	Electric Utilities – 0.7%
38,036	NRG Energy, Inc.	1,422,166
37,656	OGE Energy Corp.	1,352,227
		2,774,393
	Financial Services – 0.6%
227,903	Western Union (The) Co.	2,673,302
	Industrial Conglomerates – 0.4%
18,211	3M Co.	1,822,739
	Insurance – 0.8%
44,342	Fidelity National Financial, Inc.	1,596,312
21,604	Prudential Financial, Inc.	1,905,905
		3,502,217
	IT Services – 0.4%
12,274	International Business Machines Corp.	1,642,384
	Leisure Products – 0.4%
24,045	Hasbro, Inc.	1,557,395
	Multi-Utilities – 0.3%
28,051	Dominion Energy, Inc.	1,452,761
	Oil, Gas & Consumable Fuels – 0.4%
30,785	ONEOK, Inc.	1,900,050
	Tobacco – 1.5%
53,204	Altria Group, Inc.	2,410,141
33,708	Universal Corp.	1,683,378

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Tobacco (Continued)
161,856	Vector Group Ltd.	$2,073,375
		6,166,894
	Total Common Stocks	84,836,394
	(Cost $94,130,355)
EXCHANGE-TRADED FUNDS – 19.3%
	Capital Markets – 19.3%
2,050,568	First Trust Tactical High Yield ETF (b)	81,264,010
	(Cost $97,590,430)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 19.3%
	Banks – 3.4%
104,460	Bank of America Corp., Series GG	6.00%	(c)	2,609,411
107,984	Bank of America Corp., Series K (d)	6.45%	12/15/66	2,736,314
117,189	Citigroup, Inc., Series J (d)	7.13%	(c)	2,981,288
115,419	Citigroup, Inc., Series K (d)	6.88%	(c)	2,923,563
114,598	Wells Fargo & Co., Series R (e)	6.63%	(c)	2,889,016
				14,139,592
	Capital Markets – 2.7%
110,613	Goldman Sachs Group (The), Inc., Series K (d)	6.38%	(c)	2,758,688
118,252	Morgan Stanley, Series E	7.13%	(c)	2,972,855
115,236	Morgan Stanley, Series F	6.88%	(c)	2,917,776
109,884	Morgan Stanley, Series I	6.38%	(c)	2,696,553
				11,345,872
	Financial Services – 0.8%
125,247	Citigroup Capital XIII, 3 Mo. SOFR + 6.63% (f)	11.64%	10/30/40	3,564,530
	Food Products – 2.9%
121,583	CHS, Inc., Series 1	7.88%	(c)	3,167,237
122,032	CHS, Inc., Series 2 (d)	7.10%	(c)	3,091,071
114,040	CHS, Inc., Series 3 (d)	6.75%	(c)	2,879,510
116,099	CHS, Inc., Series 4	7.50%	(c)	3,052,243
				12,190,061
	Hotel & Resort REITs – 0.8%
147,299	RLJ Lodging Trust, Series A	1.95%	(c)	3,548,433
	Mortgage Real Estate Investment Trusts – 1.7%
142,645	AGNC Investment Corp., Series C, 3 Mo. LIBOR + 5.11% (f)	10.37%	(c)	3,641,727
140,773	Annaly Capital Management, Inc., Series F, 3 Mo. LIBOR + 4.99% (f)	10.53%	(c)	3,575,634
				7,217,361
	Multi-Utilities – 1.5%
129,897	Algonquin Power & Utilities Corp. (d)	6.88%	10/17/78	3,301,982
112,392	NiSource, Inc., Series B (d)	6.50%	(c)	2,831,154
				6,133,136
	Oil, Gas & Consumable Fuels – 4.5%
434,950	Crestwood Equity Partners, L.P.	9.25%	(c)	4,001,540

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Oil, Gas & Consumable Fuels (Continued)
133,497	Energy Transfer L.P., Series C (d)	9.86%	(c)	$3,410,848
142,627	Energy Transfer L.P., Series D (d)	7.63%	(c)	3,602,758
154,253	Energy Transfer L.P., Series E (d)	7.60%	(c)	3,760,688
161,716	NuStar Logistics L.P., 3 Mo. SOFR + 7.00% (f)	11.99%	01/15/43	4,091,415
				18,867,249
	Trading Companies & Distributors – 1.0%
156,118	WESCO International, Inc., Series A (d)	10.63%	(c)	4,171,473
	Total $25 Par Preferred Securities			81,177,707
	(Cost $82,137,505)

Total Investments – 99.6%	419,438,126
(Cost $429,337,293)
Net Other Assets and Liabilities – 0.4%	1,480,087
Net Assets – 100.0%	$420,918,213

(a)	This security is taxed as a “C” corporation for federal income tax purposes.
(b)	Investment in an affiliated fund.
(c)	Perpetual maturity.
(d)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at June 30, 2023. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(e)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(f)	Floating rate security.

Abbreviations throughout the Portfolio of Investments:
SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Real Estate Investment Trusts*	$ 86,405,281	$ 86,405,281	$ —	$ —
Master Limited Partnerships*	85,754,734	85,754,734	—	—
Common Stocks*	84,836,394	84,836,394	—	—
Exchange-Traded Funds*	81,264,010	81,264,010	—	—
$25 Par Preferred Securities*	81,177,707	81,177,707	—	—
Total Investments	$ 419,438,126	$ 419,438,126	$—	$—

*	See Portfolio of Investments for industry breakout.

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at June 30, 2023, and for the fiscal year-to-date period (October 1, 2022 to June 30, 2023) are as follows:
Security Name	Shares at 6/30/2023	Value at 9/30/2022	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2023	Dividend Income
First Trust Tactical High Yield ETF	2,050,568	$ 91,828,017	$ 11,778,019	$ (25,350,206)	$ 5,815,672	$ (2,807,492)	$ 81,264,010	$ 4,180,432

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.4%
	Aerospace & Defense – 1.4%
400,800	Singapore Technologies Engineering Ltd. (a)	$1,093,651
	Air Freight & Logistics – 1.4%
23,535	Deutsche Post AG (a)	1,149,973
	Automobile Components – 1.6%
92,800	Toyo Tire Corp. (a)	1,232,382
	Banks – 5.8%
8,350	Bank of Montreal	754,100
21,263	Bank of Nova Scotia (The)	1,063,832
25,249	Canadian Imperial Bank of Commerce	1,078,002
46,727	Canadian Western Bank	871,932
22,500	Sumitomo Mitsui Trust Holdings, Inc. (a)	798,201
		4,566,067
	Broadline Retail – 1.4%
7,933	Canadian Tire Corp., Ltd., Class A	1,084,601
	Building Products – 0.9%
56,000	Lixil Corp. (a)	712,775
	Capital Markets – 6.0%
108,226	IG Group Holdings PLC (a)	931,160
34,182	IGM Financial, Inc.	1,040,619
68,600	JAFCO Group Co., Ltd. (a)	880,573
53,900	SBI Holdings, Inc. (a)	1,039,512
152,095	Schroders PLC (a)	846,200
		4,738,064
	Chemicals – 2.7%
25,580	BASF SE (a)	1,242,758
62,500	Mitsubishi Gas Chemical Co., Inc. (a)	910,455
		2,153,213
	Construction & Engineering – 4.1%
39,441	Bouygues S.A. (a)	1,324,958
46,900	COMSYS Holdings Corp. (a)	928,946
51,500	EXEO Group, Inc. (a)	1,034,438
		3,288,342
	Construction Materials – 1.4%
16,074	Holcim Ltd. (a)	1,083,504
	Containers & Packaging – 1.6%
86,800	Toyo Seikan Group Holdings Ltd. (a)	1,278,929
Shares	Description	Value

	Diversified Telecommunication Services – 5.1%
25,078	BCE, Inc.	$1,143,394
87,254	Saudi Telecom Co. (a)	1,017,359
1,479	Swisscom AG (a)	923,105
47,802	TELUS Corp.	930,240
		4,014,098
	Electric Utilities – 5.5%
216,702	CK Infrastructure Holdings Ltd. (a)	1,149,405
24,907	Emera, Inc.	1,025,798
233,093	Power Assets Holdings Ltd. (a)	1,223,617
108,656	Terna-Rete Elettrica Nazionale S.p.A. (a)	926,745
		4,325,565
	Food Products – 1.0%
113,408	Orkla ASA (a)	815,452
	Gas Utilities – 2.0%
136,000	APA Group (a)	879,914
621,852	China Gas Holdings Ltd. (a)	713,192
		1,593,106
	Household Durables – 3.0%
47,100	Sekisui House Ltd. (a)	951,401
58,800	Sumitomo Forestry Co., Ltd. (a)	1,428,222
		2,379,623
	Independent Power & Renewable Electricity Producers – 1.1%
28,052	Capital Power Corp.	891,481
	Industrial Conglomerates – 1.1%
15,675	DCC PLC (a)	876,884
	Insurance – 14.0%
4,192	Allianz SE (a)	976,416
5,613	Baloise Holding AG (a)	825,628
43,171	Great-West Lifeco, Inc.	1,253,662
7,625	Helvetia Holding AG (a)	1,033,450
442,762	Legal & General Group PLC (a)	1,281,930
50,775	Manulife Financial Corp.	959,733
27,600	MS&AD Insurance Group Holdings, Inc. (a)	977,379
130,023	Ping An Insurance (Group) Co. of China Ltd., Class H (a)	830,446
41,694	Power Corp. of Canada	1,122,331
1,671	Swiss Life Holding AG (a)	978,683
1,769	Zurich Insurance Group AG (a)	841,493
		11,081,151
	Metals & Mining – 1.0%
35,300	Mitsui Mining & Smelting Co., Ltd. (a)	815,003

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Multi-Utilities – 3.4%
994,351	A2A S.p.A. (a)	$1,819,154
32,339	Canadian Utilities Ltd., Class A	837,555
		2,656,709
	Oil, Gas & Consumable Fuels – 5.4%
270,300	ENEOS Holdings, Inc. (a)	929,081
52,677	Keyera Corp.	1,214,782
29,740	Pembina Pipeline Corp.	935,022
29,105	TC Energy Corp.	1,176,284
		4,255,169
	Pharmaceuticals – 1.1%
27,000	Takeda Pharmaceutical Co., Ltd. (a)	848,409
	Professional Services – 1.8%
44,700	Adecco Group AG (a)	1,463,986
	Real Estate Management & Development – 9.0%
345,397	Henderson Land Development Co., Ltd. (a)	1,028,598
197,600	Hongkong Land Holdings Ltd. (a)	772,665
458,701	Longfor Group Holdings Ltd. (a) (b) (c)	1,120,121
614,080	New World Development Co., Ltd. (a)	1,517,729
873,296	Sino Land Co., Ltd. (a)	1,075,121
64,321	Sun Hung Kai Properties Ltd. (a)	812,671
337,465	Swire Properties Ltd. (a)	831,468
		7,158,373
	Semiconductors & Semiconductor Equipment – 1.4%
380,097	Vanguard International Semiconductor Corp. (a)	1,079,443
	Specialty Retail – 1.6%
44,679	JB Hi-Fi Ltd. (a)	1,307,607
	Technology Hardware, Storage & Peripherals – 2.0%
1,480,790	Lenovo Group Ltd. (a)	1,551,685
	Tobacco – 2.5%
34,091	British American Tobacco PLC (a)	1,132,689
13,572	KT&G Corp. (a)	852,545
		1,985,234
	Trading Companies & Distributors – 1.6%
44,518	Russel Metals, Inc.	1,233,297
Shares	Description	Value

	Water Utilities – 2.5%
1,328,155	Guangdong Investment Ltd. (a)	$1,147,175
67,613	United Utilities Group PLC (a)	826,738
		1,973,913
	Total Common Stocks	74,687,689
	(Cost $79,050,337)
REAL ESTATE INVESTMENT TRUSTS – 4.9%
	Health Care REITs – 1.3%
810,736	Primary Health Properties PLC (a)	982,032
	Office REITs – 1.2%
59,777	Allied Properties Real Estate Investment Trust	980,076
	Retail REITs – 2.4%
1,128	Japan Metropolitan Fund Investment Corp. (a)	754,727
61,811	SmartCentres Real Estate Investment Trust	1,133,338
		1,888,065
	Total Real Estate Investment Trusts	3,850,173
	(Cost $5,025,553)
	Total Investments – 99.3%	78,537,862
	(Cost $84,075,890)
	Net Other Assets and Liabilities – 0.7%	574,942
	Net Assets – 100.0%	$79,112,804

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At June 30, 2023, securities noted as such are valued at $57,807,783 or 73.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Currency Exposure Diversification	% of Total Investments
Canadian Dollar	26.4%
Japanese Yen	19.8
Hong Kong Dollar	16.5
Euro	9.5
Swiss Franc	9.1
British Pound Sterling	8.7
Australian Dollar	2.8
Singapore Dollar	1.4
New Taiwan Dollar	1.4
Saudi Arabian Riyal	1.3
South Korean Won	1.1
Norwegian Krone	1.0
United States Dollar	1.0
Total	100.0%

Country Allocation†	% of Net Assets
Canada	26.2%
Japan	19.6
Hong Kong	11.6
Switzerland	9.0
United Kingdom	7.6
Germany	4.3
Italy	3.5
Bermuda	3.3
Australia	2.8
France	1.7
Cayman Islands	1.4
Singapore	1.4
Taiwan	1.4
Saudi Arabia	1.3
Ireland	1.1
South Korea	1.1
China	1.0
Norway	1.0
Total Investments	99.3
Net Other Assets and Liabilities	0.7
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$ 4,566,067	$ 3,767,866	$ 798,201	$ —
Broadline Retail	1,084,601	1,084,601	—	—
Capital Markets	4,738,064	1,040,619	3,697,445	—
Diversified Telecommunication Services	4,014,098	2,073,634	1,940,464	—
Electric Utilities	4,325,565	1,025,798	3,299,767	—
Independent Power & Renewable Electricity Producers	891,481	891,481	—	—
Insurance	11,081,151	3,335,726	7,745,425	—
Multi-Utilities	2,656,709	837,555	1,819,154	—
Oil, Gas & Consumable Fuels	4,255,169	3,326,088	929,081	—
Trading Companies & Distributors	1,233,297	1,233,297	—	—
Other Industry Categories*	35,841,487	—	35,841,487	—
Real Estate Investment Trusts:
Health Care REITs	982,032	—	982,032	—
Office REITs	980,076	980,076	—	—
Retail REITs	1,888,065	1,133,338	754,727	—
Total Investments	$ 78,537,862	$ 20,730,079	$ 57,807,783	$—

*	See Portfolio of Investments for industry breakout.

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 97.5%
	Aerospace & Defense – 1.2%
3,251	Boeing (The) Co. (a)	$686,481
2,505	HEICO Corp., Class A	352,203
1,401	Lockheed Martin Corp.	644,992
8,430	Raytheon Technologies Corp.	825,803
		2,509,479
	Air Freight & Logistics – 0.4%
4,804	United Parcel Service, Inc., Class B	861,117
	Automobiles – 2.4%
2,740	Ferrari N.V.	891,075
14,917	Tesla, Inc. (a) (b)	3,904,823
		4,795,898
	Banks – 4.4%
36,810	Bank of America Corp.	1,056,079
3,430	Bank of Montreal	309,763
14,827	BankUnited, Inc.	319,522
6,748	Citigroup, Inc.	310,678
13,713	Columbia Banking System, Inc.	278,100
2,845	Cullen/Frost Bankers, Inc.	305,923
27,649	CVB Financial Corp.	367,179
5,803	East West Bancorp, Inc.	306,340
10,604	First Financial Bankshares, Inc.	302,108
14,334	First Interstate BancSystem, Inc., Class A	341,723
10,772	Glacier Bancorp, Inc.	335,763
7,934	HDFC Bank, Ltd., ADR	553,000
20,375	HSBC Holdings PLC, ADR	807,258
16,842	JPMorgan Chase & Co. (b)	2,449,500
19,183	Wells Fargo & Co. (b)	818,730
		8,861,666
	Beverages – 2.8%
10,884	Anheuser-Busch InBev S.A., ADR	617,341
8,309	Brown-Forman Corp., Class B	554,875
24,688	Coca-Cola (The) Co. (b)	1,486,711
8,080	Coca-Cola Europacific Partners PLC	520,594
4,417	Diageo PLC, ADR	766,261
9,067	PepsiCo, Inc. (b)	1,679,390
		5,625,172
	Biotechnology – 1.4%
9,548	AbbVie, Inc. (b)	1,286,402
13,988	Agios Pharmaceuticals, Inc. (a)	396,140
2,694	Amgen, Inc.	598,122
6,973	Gilead Sciences, Inc.	537,409
		2,818,073
	Broadline Retail – 3.3%
51,700	Amazon.com, Inc. (a) (b)	6,739,612
	Capital Markets – 2.7%
4,978	Ares Management Corp., Class A	479,630
1,001	BlackRock, Inc.	691,831
6,714	Blackstone, Inc.	624,201
46,030	Blue Owl Capital, Inc.	536,250
10,720	Carlyle Group (The), Inc.	342,504

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
1,345	Goldman Sachs Group (The), Inc.	$433,816
3,438	Houlihan Lokey, Inc.	337,990
12,308	Lazard Ltd., Class A	393,856
1,511	LPL Financial Holdings, Inc.	328,537
5,136	Morgan Stanley	438,614
1,980	S&P Global, Inc.	793,762
		5,400,991
	Chemicals – 1.5%
41,471	Axalta Coating Systems Ltd. (a)	1,360,663
2,911	Linde PLC	1,109,324
606	NewMarket Corp.	243,685
4,331	Scotts Miracle-Gro (The) Co.	271,510
		2,985,182
	Commercial Services & Supplies – 0.2%
2,169	Waste Connections, Inc.	310,015
	Communications Equipment – 0.7%
22,817	Cisco Systems, Inc.	1,180,551
57,317	Telefonaktiebolaget LM Ericsson, ADR	312,378
		1,492,929
	Construction & Engineering – 0.2%
1,076	Valmont Industries, Inc.	313,170
	Construction Materials – 0.3%
3,122	Eagle Materials, Inc.	582,003
	Consumer Finance – 1.5%
86,795	Ally Financial, Inc.	2,344,333
3,888	American Express Co.	677,290
		3,021,623
	Consumer Staples Distribution & Retail – 1.6%
2,845	Costco Wholesale Corp.	1,531,691
7,482	US Foods Holding Corp. (a)	329,208
8,878	Walmart, Inc.	1,395,444
		3,256,343
	Containers & Packaging – 0.7%
10,882	Berry Global Group, Inc.	700,148
20,355	Graphic Packaging Holding Co.	489,130
4,891	Sonoco Products Co. (b)	288,667
		1,477,945
	Diversified Consumer Services – 0.2%
12,318	Frontdoor, Inc. (a)	392,944
	Diversified Telecommunication Services – 1.3%
37,121	AT&T, Inc. (b)	592,080
16,797	BCE, Inc.	765,775
21,428	TELUS Corp.	416,989
21,564	Verizon Communications, Inc.	801,965
		2,576,809
	Electric Utilities – 0.7%
3,369	IDACORP, Inc.	345,660

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
10,486	NextEra Energy, Inc.	$778,061
3,871	Otter Tail Corp.	305,654
		1,429,375
	Electronic Equipment, Instruments & Components – 0.2%
4,186	Belden, Inc.	400,391
	Energy Equipment & Services – 0.3%
36,790	TechnipFMC PLC (a)	611,450
	Entertainment – 1.2%
2,631	Netflix, Inc. (a)	1,158,929
10,150	Walt Disney (The) Co. (a)	906,192
11,650	Warner Music Group Corp., Class A	303,949
		2,369,070
	Financial Services – 4.2%
11,350	Berkshire Hathaway, Inc., Class B (a) (b)	3,870,350
5,087	Mastercard, Inc., Class A (b)	2,000,717
9,952	Visa, Inc., Class A (b)	2,363,401
4,268	Voya Financial, Inc.	306,058
		8,540,526
	Food Products – 0.8%
17,334	Flowers Foods, Inc.	431,270
3,260	Ingredion, Inc.	345,397
8,462	Mondelez International, Inc., Class A	617,218
4,849	TreeHouse Foods, Inc. (a)	244,293
		1,638,178
	Gas Utilities – 0.1%
3,659	ONE Gas, Inc.	281,048
	Ground Transportation – 0.8%
4,647	Canadian National Railway Co.	562,612
1,714	Landstar System, Inc.	330,014
4,026	Union Pacific Corp.	823,800
		1,716,426
	Health Care Equipment & Supplies – 1.9%
9,279	Abbott Laboratories	1,011,597
3,823	Alcon, Inc.	313,906
2,406	Intuitive Surgical, Inc. (a)	822,708
1,922	Masimo Corp. (a)	316,265
8,451	Medtronic PLC	744,533
2,123	Stryker Corp.	647,706
		3,856,715
	Health Care Providers & Services – 2.1%
968	Chemed Corp.	524,336
1,572	Elevance Health, Inc.	698,424
8,497	Encompass Health Corp.	575,332
5,165	UnitedHealth Group, Inc. (b)	2,482,506
		4,280,598
	Health Care Technology – 0.2%
1,814	Veeva Systems, Inc., Class A (a)	358,682

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure – 1.6%
230	Booking Holdings, Inc. (a)	$621,076
4,527	McDonald’s Corp.	1,350,902
6,958	Starbucks Corp.	689,260
1,279	Vail Resorts, Inc.	322,001
14,491	Wendy’s (The) Co.	315,179
		3,298,418
	Household Durables – 0.3%
3,151	Sony Group Corp., ADR	283,716
4,694	Toll Brothers, Inc.	371,155
		654,871
	Household Products – 1.1%
15,128	Procter & Gamble (The) Co. (b)	2,295,523
	Independent Power & Renewable Electricity Producers – 0.2%
12,125	Vistra Corp.	318,281
	Industrial Conglomerates – 0.8%
6,339	General Electric Co.	696,339
3,977	Honeywell International, Inc.	825,228
		1,521,567
	Insurance – 1.1%
8,560	Fidelity National Financial, Inc.	308,160
9,471	First American Financial Corp.	540,036
1,154	Kinsale Capital Group, Inc.	431,827
3,459	Marsh & McLennan Cos., Inc.	650,569
2,331	RLI Corp.	318,111
		2,248,703
	Interactive Media & Services – 5.5%
33,826	Alphabet, Inc., Class A (a) (b)	4,048,972
29,460	Alphabet, Inc., Class C (a) (b)	3,563,776
12,362	Meta Platforms, Inc., Class A (a) (b)	3,547,647
		11,160,395
	IT Services – 1.1%
3,659	Accenture PLC, Class A	1,129,094
5,479	Amdocs Ltd.	541,599
3,486	International Business Machines Corp.	466,462
		2,137,155
	Life Sciences Tools & Services – 1.1%
3,393	Danaher Corp.	814,320
2,497	Revvity, Inc.	296,619
2,112	Thermo Fisher Scientific, Inc. (b)	1,101,936
		2,212,875
	Machinery – 2.2%
14,347	Allison Transmission Holdings, Inc.	810,032
3,445	Caterpillar, Inc.	847,642
32,129	CNH Industrial N.V.	462,658
1,863	Deere & Co.	754,869
4,695	Donaldson Co., Inc.	293,484
6,705	Graco, Inc.	578,977
2,266	Lincoln Electric Holdings, Inc.	450,095

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
3,224	Toro (The) Co.	$327,720
		4,525,477
	Marine Transportation – 0.2%
5,036	Matson, Inc.	391,448
	Media – 0.5%
25,911	Comcast Corp., Class A	1,076,602
	Metals & Mining – 1.5%
6,982	BHP Group Ltd,, ADR	416,616
5,262	Rio Tinto PLC, ADR	335,926
18,952	Southern Copper Corp.	1,359,616
76,352	Vale S.A., ADR	1,024,644
		3,136,802
	Oil, Gas & Consumable Fuels – 4.8%
9,372	Chevron Corp. (b)	1,474,684
3,325	Chord Energy Corp.	511,385
5,102	Civitas Resources, Inc.	353,926
5,549	ConocoPhillips	574,932
44,780	DHT Holdings, Inc.	381,973
6,343	DT Midstream, Inc.	314,423
31,570	Enbridge, Inc.	1,172,825
30,528	Equinor ASA, ADR	891,723
51,324	Equitrans Midstream Corp.	490,657
23,627	Exxon Mobil Corp. (b)	2,533,996
8,116	Murphy Oil Corp.	310,843
4,172	PDC Energy, Inc.	296,796
9,795	TC Energy Corp.	395,816
		9,703,979
	Personal Care Products – 0.9%
11,964	BellRing Brands, Inc. (a)	437,882
47,351	Coty, Inc., Class A (a)	581,944
13,865	Unilever PLC, ADR (b)	722,783
		1,742,609
	Pharmaceuticals – 5.7%
10,123	AstraZeneca PLC, ADR	724,503
10,883	Bristol-Myers Squibb Co.	695,968
4,984	Eli Lilly & Co. (b)	2,337,396
14,678	Johnson & Johnson (b)	2,429,503
15,620	Merck & Co., Inc. (b)	1,802,392
10,779	Novartis AG, ADR	1,087,709
6,930	Novo Nordisk A/S, ADR (b)	1,121,482
27,816	Pfizer, Inc. (b)	1,020,291
5,497	Sanofi, ADR	296,288
		11,515,532
	Professional Services – 0.3%
1,417	Automatic Data Processing, Inc.	311,442
3,421	Booz Allen Hamilton Holding Corp.	381,784
		693,226
	Real Estate Management & Development – 0.2%
21,440	Kennedy-Wilson Holdings, Inc.	350,115

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment – 6.2%
9,128	Advanced Micro Devices, Inc. (a)	$1,039,771
2,932	Analog Devices, Inc.	571,183
5,052	Applied Materials, Inc.	730,216
2,322	Broadcom, Inc.	2,014,172
16,787	Intel Corp.	561,357
14,334	NVIDIA Corp. (b)	6,063,569
7,491	QUALCOMM, Inc.	891,729
3,951	Texas Instruments, Inc.	711,259
		12,583,256
	Software – 10.2%
2,532	Adobe, Inc. (a)	1,238,123
4,761	CommVault Systems, Inc. (a)	345,744
4,749	Dolby Laboratories, Inc., Class A	397,396
23,246	Dropbox, Inc., Class A (a)	619,971
1,579	Intuit, Inc.	723,482
42,531	Microsoft Corp. (b)	14,483,507
8,936	Oracle Corp.	1,064,188
5,831	Salesforce, Inc. (a)	1,231,857
1,154	ServiceNow, Inc. (a)	648,513
		20,752,781
	Specialty Retail – 2.1%
2,398	Dick’s Sporting Goods, Inc.	316,992
38,453	Gap (The), Inc.	343,385
6,121	Home Depot (The), Inc. (b)	1,901,427
3,665	Lowe’s Cos., Inc.	827,191
7,162	TJX (The) Cos., Inc.	607,266
7,778	Valvoline, Inc.	291,753
		4,288,014
	Technology Hardware, Storage & Peripherals – 8.5%
86,220	Apple, Inc. (b)	16,724,094
11,102	Dell Technologies, Inc., Class C (b)	600,729
		17,324,823
	Textiles, Apparel & Luxury Goods – 0.7%
664	Deckers Outdoor Corp. (a)	350,366
839	Lululemon Athletica, Inc. (a)	317,562
6,860	NIKE, Inc., Class B	757,138
		1,425,066
	Tobacco – 0.6%
17,831	British American Tobacco PLC, ADR	591,989
6,601	Philip Morris International, Inc.	644,390
		1,236,379
	Trading Companies & Distributors – 0.6%
3,553	Ferguson PLC	558,922
2,041	SiteOne Landscape Supply, Inc. (a)	341,582
943	Watsco, Inc.	359,726
		1,260,230

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Water Utilities – 0.2%
4,669	American States Water Co.	$406,203
	Total Common Stocks	197,763,760
	(Cost $176,065,723)
REAL ESTATE INVESTMENT TRUSTS – 5.1%
	Diversified REITs – 0.2%
6,705	WP Carey, Inc.	452,990
	Health Care REITs – 0.8%
37,597	Medical Properties Trust, Inc.	348,148
4,584	National Health Investors, Inc.	240,293
10,286	Omega Healthcare Investors, Inc.	315,678
28,196	Physicians Realty Trust	394,462
27,221	Sabra Health Care REIT, Inc.	320,391
		1,618,972
	Industrial REITs – 0.9%
2,695	EastGroup Properties, Inc.	467,852
4,263	Innovative Industrial Properties, Inc.	311,242
5,527	Prologis, Inc.	677,776
7,245	Rexford Industrial Realty, Inc.	378,334
		1,835,204
	Mortgage Real Estate Investment Trusts – 0.2%
16,130	Blackstone Mortgage Trust, Inc., Class A	335,665
	Office REITs – 0.9%
24,301	Equity Commonwealth	492,338
18,880	Highwoods Properties, Inc.	451,421
14,266	Kilroy Realty Corp.	429,264
17,243	SL Green Realty Corp.	518,152
		1,891,175
	Residential REITs – 0.9%
13,414	American Homes 4 Rent, Class A	475,526
11,849	Equity LifeStyle Properties, Inc.	792,580
4,394	Sun Communities, Inc.	573,241
		1,841,347
	Specialized REITs – 1.2%
2,310	American Tower Corp.	448,001
12,187	CubeSmart	544,271
7,230	Gaming and Leisure Properties, Inc.	350,366
3,507	Lamar Advertising Co., Class A	348,070
11,367	National Storage Affiliates Trust	395,913
20,463	Outfront Media, Inc.	321,678
		2,408,299
	Total Real Estate Investment Trusts	10,383,652
	(Cost $9,989,558)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS – 0.6%
	Oil, Gas & Consumable Fuels – 0.6%
40,593	Energy Transfer, L.P.	515,531
10,499	MPLX, L.P.	356,336

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
11,410	Western Midstream Partners, L.P.	$302,593
	Total Master Limited Partnerships	1,174,460
	(Cost $1,118,628)
	Total Investments – 103.2%	209,321,872
	(Cost $187,173,909)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (2.8)%
(45)	S&P 500® Index	$(20,026,710)	$4,125.00	07/21/23	(1,498,725)
(40)	S&P 500® Index	(17,801,520)	4,150.00	07/21/23	(1,253,680)
(55)	S&P 500® Index	(24,477,090)	4,325.00	07/21/23	(842,050)
(60)	S&P 500® Index	(26,702,280)	4,375.00	07/21/23	(629,640)
(7)	S&P 500® Index	(3,115,266)	4,400.00	07/21/23	(55,860)
(40)	S&P 500® Index	(17,801,520)	4,425.00	07/21/23	(242,000)
(45)	S&P 500® Index	(20,026,710)	4,375.00	08/18/23	(618,840)
(43)	S&P 500® Index	(19,136,634)	4,400.00	08/18/23	(521,117)
	Total Call Options Written				(5,661,912)
	(Premiums received $3,027,528)

Net Other Assets and Liabilities – (0.4)%	(755,165)
Net Assets – 100.0%	$202,904,795

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for the options written. At June 30, 2023, the segregated value of these securities amounts to $38,409,998.

Abbreviations throughout the Portfolio of Investments:
ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 197,763,760	$ 197,763,760	$ —	$ —
Real Estate Investment Trusts*	10,383,652	10,383,652	—	—
Master Limited Partnerships*	1,174,460	1,174,460	—	—
Total Investments	$ 209,321,872	$ 209,321,872	$—	$—

LIABILITIES TABLE
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (5,661,912)	$ (5,661,912)	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 102.6%
	Air Freight & Logistics – 0.5%
2,070	Expeditors International of Washington, Inc.	$250,739
	Automobile Components – 0.3%
442	Fox Factory Holding Corp. (a)	47,961
3,510	Gentex Corp.	102,703
		150,664
	Automobiles – 4.5%
8,957	Tesla, Inc. (a) (b)	2,344,674
	Banks – 0.8%
1,974	East West Bancorp, Inc.	104,208
43	First Citizens BancShares, Inc., Class A	55,188
3,005	First Financial Bankshares, Inc.	85,612
1,493	Pinnacle Financial Partners, Inc.	84,578
1,273	UMB Financial Corp.	77,526
		407,112
	Beverages – 2.9%
3,496	Coca-Cola Europacific Partners PLC	225,247
7,139	PepsiCo, Inc. (b)	1,322,286
		1,547,533
	Biotechnology – 0.4%
58	Argenx SE, ADR (a)	22,604
2,189	Genmab A/S, ADR (a)	83,204
848	Neurocrine Biosciences, Inc. (a)	79,967
		185,775
	Broadline Retail – 3.9%
15,508	Amazon.com, Inc. (a) (b)	2,021,623
	Building Products – 0.7%
1,014	AAON, Inc.	96,137
2,579	UFP Industries, Inc.	250,292
		346,429
	Capital Markets – 2.1%
25,007	BGC Partners, Inc., Class A	110,781
2,828	Carlyle Group (The), Inc.	90,355
1,055	Interactive Brokers Group, Inc., Class A	87,639
512	LPL Financial Holdings, Inc.	111,324
461	Moody’s Corp.	160,299
548	Morningstar, Inc.	107,446
515	S&P Global, Inc.	206,458
1,738	SEI Investments Co.	103,619
6,297	XP, Inc., Class A (a)	147,728
		1,125,649
	Chemicals – 0.4%
581	Linde PLC	221,407
	Commercial Services & Supplies – 0.6%
891	Casella Waste Systems, Inc., Class A (a)	80,591
1,858	Stericycle, Inc. (a)	86,285
967	Tetra Tech, Inc.	158,337
		325,213

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Communications Equipment – 2.3%
17,175	Cisco Systems, Inc. (b)	$888,635
2,392	Lumentum Holdings, Inc. (a)	135,698
28,996	Telefonaktiebolaget LM Ericsson, ADR	158,028
		1,182,361
	Construction & Engineering – 0.2%
1,752	WillScot Mobile Mini Holdings Corp. (a)	83,728
	Consumer Staples Distribution & Retail – 2.4%
651	Casey’s General Stores, Inc.	158,766
2,076	Costco Wholesale Corp. (b)	1,117,677
		1,276,443
	Diversified Consumer Services – 0.4%
1,387	Duolingo, Inc. (a)	198,258
	Diversified Telecommunication Services – 0.2%
5,972	Frontier Communications Parent, Inc. (a)	111,318
	Electric Utilities – 2.0%
15,196	Alliant Energy Corp. (b)	797,486
1,340	Otter Tail Corp.	105,807
2,157	Southern (The) Co.	151,529
		1,054,822
	Electronic Equipment, Instruments & Components – 1.0%
2,811	Cognex Corp.	157,472
233	IPG Photonics Corp. (a)	31,646
312	Littelfuse, Inc.	90,889
745	Zebra Technologies Corp., Class A (a)	220,393
		500,400
	Energy Equipment & Services – 1.0%
5,831	ChampionX Corp.	180,994
15,814	Patterson-UTI Energy, Inc.	189,294
2,438	Weatherford International PLC (a)	161,932
		532,220
	Entertainment – 3.2%
3,112	NetEase, Inc., ADR	300,899
2,222	Netflix, Inc. (a) (b)	978,769
2,560	Take-Two Interactive Software, Inc. (a)	376,730
		1,656,398
	Financial Services – 0.0%
209	Euronet Worldwide, Inc. (a)	24,530
	Food Products – 0.1%
406	Freshpet, Inc. (a)	26,719
113	Lancaster Colony Corp.	22,723
		49,442
	Ground Transportation – 0.6%
902	Landstar System, Inc.	173,671
430	Saia, Inc. (a)	147,236
		320,907

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies – 2.6%
3,626	Abbott Laboratories (b)	$395,307
6,631	Dentsply Sirona, Inc.	265,373
1,814	Edwards Lifesciences Corp. (a)	171,115
1,850	GE HealthCare Technologies, Inc.	150,294
427	ICU Medical, Inc. (a)	76,087
2,634	Integra LifeSciences Holdings Corp. (a)	108,336
5,470	Neogen Corp. (a)	118,972
1,096	Omnicell, Inc. (a)	80,742
		1,366,226
	Health Care Providers & Services – 0.3%
2,611	Guardant Health, Inc. (a)	93,474
4,911	R1 RCM, Inc. (a)	90,608
		184,082
	Health Care Technology – 0.1%
4,353	Certara, Inc. (a)	79,268
	Hotels, Restaurants & Leisure – 0.2%
572	Churchill Downs, Inc.	79,605
	Household Durables – 0.2%
5,228	Sonos, Inc. (a)	85,373
	Household Products – 0.3%
1,977	Colgate-Palmolive Co.	152,308
	Insurance – 0.0%
249	Selective Insurance Group, Inc.	23,892
	Interactive Media & Services – 9.0%
8,570	Alphabet, Inc., Class A (a) (b)	1,025,829
8,515	Alphabet, Inc., Class C (a) (b)	1,030,059
705	Baidu, Inc., ADR (a)	96,522
8,470	Meta Platforms, Inc., Class A (a) (b)	2,430,721
5,264	ZoomInfo Technologies, Inc. (a)	133,653
		4,716,784
	IT Services – 3.2%
1,588	Accenture PLC, Class A (b)	490,025
5,940	Akamai Technologies, Inc. (a) (b)	533,828
2,225	Amdocs Ltd.	219,941
618	MongoDB, Inc. (a)	253,992
355	Okta, Inc. (a)	24,619
1,794	Perficient, Inc. (a)	149,494
		1,671,899
	Leisure Products – 0.2%
4,348	Mattel, Inc. (a)	84,960
	Life Sciences Tools & Services – 1.5%
1,662	10X Genomics, Inc., Class A (a)	92,806
2,479	Bio-Techne Corp.	202,361
2,429	Bruker Corp.	179,551
910	ICON PLC (a)	227,682
381	Medpace Holdings, Inc. (a)	91,505
		793,905

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery – 0.7%
1,287	Lincoln Electric Holdings, Inc.	$255,637
891	Middleby (The) Corp. (a)	131,716
		387,353
	Media – 2.0%
19,416	Comcast Corp., Class A (b)	806,735
4,606	Liberty Media Corp-Liberty SiriusXM (a)	150,754
1,175	Trade Desk (The), Inc., Class A (a)	90,734
		1,048,223
	Metals & Mining – 0.6%
1,810	Piedmont Lithium, Inc. (a)	104,455
1,422	Royal Gold, Inc.	163,217
2,457	SSR Mining, Inc.	34,841
		302,513
	Oil, Gas & Consumable Fuels – 0.9%
497	Chevron Corp.	78,203
752	ConocoPhillips	77,915
738	Exxon Mobil Corp.	79,150
1,608	Green Plains, Inc. (a)	51,842
2,828	PDC Energy, Inc.	201,184
		488,294
	Passenger Airlines – 0.3%
1,361	Ryanair Holdings PLC, ADR (a)	150,527
	Pharmaceuticals – 2.2%
776	Eli Lilly & Co. (b)	363,929
274	Jazz Pharmaceuticals PLC (a)	33,968
1,803	Merck & Co., Inc. (b)	208,048
786	Pacira BioSciences, Inc. (a)	31,495
5,177	Sanofi, ADR	279,040
1,492	Zoetis, Inc. (b)	256,937
		1,173,417
	Professional Services – 1.0%
539	ExlService Holdings, Inc. (a)	81,421
962	Paylocity Holding Corp. (a)	177,518
4,576	SS&C Technologies Holdings, Inc.	277,306
		536,245
	Semiconductors & Semiconductor Equipment – 12.1%
7,304	Advanced Micro Devices, Inc. (a) (b)	831,999
1,904	Broadcom, Inc. (b)	1,651,587
1,343	Cirrus Logic, Inc. (a)	108,796
3,851	Entegris, Inc.	426,768
1,075	Lattice Semiconductor Corp. (a)	103,275
5,495	NVIDIA Corp. (b)	2,324,495
1,711	ON Semiconductor Corp. (a)	161,826
1,451	Power Integrations, Inc.	137,366
5,092	Semtech Corp. (a)	129,642
3,644	Teradyne, Inc.	405,687
543	Universal Display Corp.	78,263
		6,359,704

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software – 19.3%
1,203	Altair Engineering, Inc. Class A (a)	$91,235
3,277	Bentley Systems, Inc., Class B	177,712
2,140	Blackline, Inc. (a)	115,175
2,870	Check Point Software Technologies Ltd. (a)	360,529
2,120	CommVault Systems, Inc. (a)	153,954
533	CyberArk Software Ltd. (a)	83,324
2,645	DocuSign, Inc. (a)	135,133
5,843	Dropbox, Inc., Class A (a)	155,833
2,086	Five9, Inc. (a)	171,991
461	Manhattan Associates, Inc. (a)	92,145
18,450	Microsoft Corp. (b)	6,282,963
1,468	Nice Ltd., ADR (a)	303,142
2,266	Open Text Corp.	94,152
2,867	Oracle Corp. (b)	341,431
1,682	PTC, Inc. (a)	239,349
1,149	Qualys, Inc. (a)	148,416
1,849	Rapid7, Inc. (a)	83,723
1,218	Salesforce, Inc. (a) (b)	257,315
278	ServiceNow, Inc. (a)	156,228
1,378	Splunk, Inc. (a)	146,192
887	SPS Commerce, Inc. (a)	170,357
3,855	Tenable Holdings, Inc. (a)	167,885
419	Tyler Technologies, Inc. (a)	174,501
		10,102,685
	Technology Hardware, Storage & Peripherals – 13.5%
33,761	Apple, Inc. (b)	6,548,621
895	Logitech International S.A.	53,163
4,285	NetApp, Inc.	327,374
2,282	Seagate Technology Holdings PLC	141,187
		7,070,345
	Textiles, Apparel & Luxury Goods – 0.5%
1,290	Columbia Sportswear Co.	99,640
907	NIKE, Inc., Class B	100,105
2,494	Steven Madden Ltd.	81,529
		281,274
	Wireless Telecommunication Services – 1.4%
5,208	T-Mobile US, Inc. (a) (b)	723,391
1,943	Vodafone Group PLC, ADR	18,362
		741,753
	Total Common Stocks	53,798,280
	(Cost $45,912,643)
REAL ESTATE INVESTMENT TRUSTS – 1.6%
	Specialized REITs – 1.6%
974	Equinix, Inc. (b)	763,557
1,975	PotlatchDeltic Corp.	104,379
	Total Real Estate Investment Trusts	867,936
	(Cost $787,390)

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS – 0.3%
	Oil, Gas & Consumable Fuels – 0.3%
9,647	Plains GP Holdings, L.P., Class A (c)	$143,065
	(Cost $136,642)
	Total Investments – 104.5%	54,809,281
	(Cost $46,836,675)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (4.6)%
(10)	Nasdaq -100 Index®	$(15,179,210)	$13,750.00	07/21/23	(1,464,150)
(4)	Nasdaq -100 Index®	(6,071,684)	14,750.00	07/21/23	(214,380)
(11)	Nasdaq -100 Index®	(16,697,131)	15,000.00	07/21/23	(392,975)
(3)	Nasdaq -100 Index®	(4,553,763)	15,000.00	08/18/23	(168,078)
(4)	Nasdaq -100 Index®	(6,071,684)	15,250.00	08/18/23	(156,860)
	Total Call Options Written				(2,396,443)
	(Premiums received $1,285,362)

Net Other Assets and Liabilities – 0.1%	19,870
Net Assets – 100.0%	$52,432,708

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for the options written. At June 30, 2023, the segregated value of these securities amounts to $18,895,142.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.

Abbreviations throughout the Portfolio of Investments:
ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 53,798,280	$ 53,798,280	$ —	$ —
Real Estate Investment Trusts*	867,936	867,936	—	—
Master Limited Partnerships*	143,065	143,065	—	—
Total Investments	$ 54,809,281	$ 54,809,281	$—	$—

LIABILITIES TABLE
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (2,396,443)	$ (2,396,443)	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Banks – 15.6%
5,395,025	Bank of America Corp.	$154,783,267
5,776,991	Citizens Financial Group, Inc.	150,663,925
3,712,419	Comerica, Inc.	157,258,069
14,421,316	Huntington Bancshares, Inc.	155,461,787
1,099,265	JPMorgan Chase & Co.	159,877,102
1,225,818	PNC Financial Services Group (The), Inc.	154,391,777
2,558,581	Popular, Inc.	154,845,322
8,690,993	Regions Financial Corp.	154,873,495
		1,242,154,744
	Capital Markets – 3.8%
465,493	Goldman Sachs Group (The), Inc.	150,140,112
1,787,726	Morgan Stanley	152,671,801
		302,811,913
	Chemicals – 1.9%
2,209,636	CF Industries Holdings, Inc.	153,392,931
	Communications Equipment – 2.0%
3,024,405	Cisco Systems, Inc.	156,482,715
	Consumer Finance – 8.0%
914,470	American Express Co.	159,300,674
1,430,735	Capital One Financial Corp.	156,479,487
1,365,597	Discover Financial Services	159,570,010
4,786,650	Synchrony Financial	162,363,168
		637,713,339
	Financial Services – 8.2%
5,958,410	Equitable Holdings, Inc.	161,830,416
418,243	Mastercard, Inc., Class A	164,494,972
10,292,862	MGIC Investment Corp.	162,524,291
687,961	Visa, Inc., Class A	163,376,978
		652,226,657
	Food Products – 2.0%
2,086,392	Archer-Daniels-Midland Co.	157,647,780
	Health Care Equipment & Supplies – 2.0%
1,482,871	Abbott Laboratories	161,662,597
	Health Care Providers & Services – 4.0%
355,319	Elevance Health, Inc.	157,864,678
353,374	Humana, Inc.	158,004,117
		315,868,795
	Household Durables – 2.1%
1,312,119	Lennar Corp., Class A	164,421,632
	Insurance – 4.0%
2,268,194	Aflac, Inc.	158,319,941
Shares	Description	Value

	Insurance (Continued)
2,105,920	Principal Financial Group, Inc.	$159,712,973
		318,032,914
	IT Services – 3.9%
492,836	Accenture PLC, Class A	152,079,333
2,419,801	Cognizant Technology Solutions Corp., Class A	157,964,609
		310,043,942
	Machinery – 4.2%
1,937,270	Mueller Industries, Inc.	169,084,925
575,020	Snap-on, Inc.	165,715,014
		334,799,939
	Media – 3.9%
3,933,085	Interpublic Group of (The) Cos., Inc.	151,738,419
1,655,079	Omnicom Group, Inc.	157,480,767
		309,219,186
	Metals & Mining – 8.3%
3,947,877	Freeport-McMoRan, Inc.	157,915,080
1,040,095	Nucor Corp.	170,554,778
614,991	Reliance Steel & Aluminum Co.	167,025,406
1,535,949	Steel Dynamics, Inc.	167,310,924
		662,806,188
	Oil, Gas & Consumable Fuels – 11.9%
1,001,403	Chevron Corp.	157,570,762
1,038,311	Chord Energy Corp.	159,692,232
2,270,811	Civitas Resources, Inc.	157,526,159
1,500,959	ConocoPhillips	155,514,362
1,497,961	Exxon Mobil Corp.	160,656,317
7,596,758	Magnolia Oil & Gas Corp., Class A	158,772,242
		949,732,074
	Paper & Forest Products – 2.3%
2,474,558	Louisiana-Pacific Corp.	185,542,359
	Pharmaceuticals – 1.8%
3,931,124	Pfizer, Inc.	144,193,628
	Semiconductors & Semiconductor Equipment – 6.0%
257,048	Lam Research Corp.	165,245,877
2,327,531	Micron Technology, Inc.	146,890,481
890,931	Texas Instruments, Inc.	160,385,399
		472,521,757
	Software – 2.0%
460,026	Microsoft Corp.	156,657,254

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals – 2.0%
2,117,531	NetApp, Inc.	$161,779,368
	Total Investments – 99.9%	7,949,711,712
	(Cost $7,597,322,500)
	Net Other Assets and Liabilities – 0.1%	11,115,928
	Net Assets – 100.0%	$7,960,827,640

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 7,949,711,712	$ 7,949,711,712	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments
June 30, 2023 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 100.0%
	Capital Markets (a) – 100.0%
12,333,560	First Trust Consumer Discretionary AlphaDEX® Fund	$680,935,848
3,995,359	First Trust Dow Jones Internet Index Fund (b)	651,203,563
11,429,289	First Trust Industrials/Producer Durables AlphaDEX® Fund	686,785,976
24,276,466	First Trust Nasdaq Food & Beverage ETF	636,528,938
9,679,925	First Trust Nasdaq Semiconductor ETF	689,113,861
	Total Investments – 100.0%	3,344,568,186
	(Cost $3,121,127,635)
	Net Other Assets and Liabilities – 0.0%	661,680
	Net Assets – 100.0%	$3,345,229,866

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 3,344,568,186	$ 3,344,568,186	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at June 30, 2023, and for the fiscal year-to-date period (October 1, 2022 to June 30, 2023) are as follows:
Security Name	Shares at 6/30/2023	Value at 9/30/2022	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2023	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	12,333,560	$ —	$629,576,151	$ (24,757,809)	$75,209,034	$908,472	$680,935,848	$731,780
First Trust Dow Jones Internet Index Fund	3,995,359	—	631,123,123	(884,757)	20,961,093	4,104	651,203,563	—
First Trust Energy AlphaDEX® Fund	—	581,212,875	89,345,705	(727,944,152)	449,929	56,935,643	—	4,990,364
First Trust Financials AlphaDEX® Fund	—	—	674,340,220	(527,783,992)	—	(146,556,228)	—	3,106,028
First Trust Industrials/Producer Durables AlphaDEX® Fund	11,429,289	505,548,471	122,679,287	(102,847,438)	159,245,991	2,159,665	686,785,976	3,932,357
First Trust Materials AlphaDEX® Fund	—	426,900,733	140,571,835	(644,069,021)	128,236,435	(51,639,982)	—	4,672,755
First Trust Nasdaq Food & Beverage ETF	24,276,466	532,524,093	183,448,595	(107,623,946)	31,405,173	(3,224,977)	636,528,938	7,573,111
First Trust Nasdaq Oil & Gas ETF	—	541,275,552	105,610,767	(654,159,549)	(76,138,600)	83,411,830	—	8,211,911
First Trust Nasdaq Semiconductor ETF	9,679,925	—	649,361,347	(43,756,931)	83,032,924	476,521	689,113,861	990,362
		$2,587,461,724	$3,226,057,030	$(2,833,827,595)	$422,401,979	$(57,524,952)	$3,344,568,186	$34,208,668

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Banks – 8.2%
41,048	1st Source Corp.	$1,721,143
97,227	Associated Banc-Corp.	1,577,994
97,653	CNB Financial Corp.	1,723,575
149,207	First Commonwealth Financial Corp.	1,887,469
85,328	First Financial Bancorp	1,744,104
82,378	First Financial Corp.	2,674,814
57,719	First Merchants Corp.	1,629,407
223,381	FNB Corp.	2,555,479
156,991	Fulton Financial Corp.	1,871,333
78,630	German American Bancorp, Inc. (a)	2,137,163
50,443	Heartland Financial USA, Inc.	1,405,846
31,059	Lakeland Financial Corp.	1,506,983
60,666	Mercantile Bank Corp.	1,675,595
147,500	Old National Bancorp	2,056,150
16,350	Park National Corp.	1,672,932
81,377	Peoples Bancorp, Inc.	2,160,559
42,855	QCR Holdings, Inc.	1,758,341
24,310	Wintrust Financial Corp.	1,765,392
		33,524,279
	Commercial Services & Supplies – 6.1%
606,473	Aris Water Solution, Inc., Class A	6,258,801
85,746	Clean Harbors, Inc. (b)	14,099,215
123,379	Heritage-Crystal Clean, Inc. (b)	4,662,493
		25,020,509
	Construction & Engineering – 38.2%
227,504	Arcosa, Inc.	17,237,978
99,670	Argan, Inc.	3,927,995
102,480	Comfort Systems USA, Inc.	16,827,216
243,000	Construction Partners, Inc., Class A (b)	7,627,770
147,019	Dycom Industries, Inc. (b)	16,708,709
85,931	EMCOR Group, Inc.	15,878,330
152,057	MasTec, Inc. (b)	17,938,164
667,596	MDU Resources Group, Inc.	13,979,460
100,519	Northwest Pipe Co. (b)	3,039,695
353,908	Primoris Services Corp.	10,783,577
79,627	Quanta Services, Inc.	15,642,724
309,722	Sterling Infrastructure, Inc. (b)	17,282,488
		156,874,106
	Electrical Equipment – 20.0%
601,442	Array Technologies, Inc. (b)	13,592,589
98,948	Atkore, Inc. (b)	15,429,951
77,705	Encore Wire Corp.	14,447,691
56,487	Hubbell, Inc.	18,728,830
86,360	Powell Industries, Inc.	5,232,552
Shares	Description	Value

	Electrical Equipment (Continued)
571,393	Shoals Technologies Group, Inc., Class A (b)	$14,604,805
		82,036,418
	Machinery – 27.5%
142,247	Astec Industries, Inc.	6,463,704
205,631	Blue Bird Corp. (b)	4,622,585
145,102	Douglas Dynamics, Inc.	4,335,648
261,609	Federal Signal Corp.	16,750,824
398,336	Greenbrier (The) Cos., Inc.	17,168,282
1,003,641	Mueller Water Products, Inc., Class A	16,289,093
278,175	Proto Labs, Inc. (b)	9,724,998
61,669	RBC Bearings, Inc. (b)	13,411,157
305,248	Shyft Group (The), Inc.	6,733,771
206,280	SPX Technologies, Inc. (b)	17,527,611
		113,027,673
	Total Common Stocks	410,482,985
	(Cost $341,116,784)
MONEY MARKET FUNDS – 0.0%
10,320	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.99% (c) (d)	10,320
	(Cost $10,320)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.0%
$34,784	BNP Paribas S.A., 5.01% (c), dated 6/30/23, due 7/3/23, with a maturity value of $34,799. Collateralized by U.S. Treasury Notes, interest rates of 1.25% to 1.50%, due 8/15/26 to 11/30/26. The value of the collateral including accrued interest is $35,520. (d)	34,784
	(Cost $34,784)
	Total Investments – 100.0%	410,528,089
	(Cost $341,161,888)
	Net Other Assets and Liabilities – 0.0%	178,950
	Net Assets – 100.0%	$410,707,039

(a)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities, including those sold and pending settlement, is $43,488 and the total value of the collateral held by the Fund is $45,104.
(b)	Non-income producing security.

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
(c)	Rate shown reflects yield as of June 30, 2023.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 410,482,985	$ 410,482,985	$ —	$ —
Money Market Funds	10,320	10,320	—	—
Repurchase Agreements	34,784	—	34,784	—
Total Investments	$ 410,528,089	$ 410,493,305	$ 34,784	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 65.0%
	Air Freight & Logistics – 1.8%
4,880	United Parcel Service, Inc., Class B	$874,740
	Beverages – 1.9%
14,165	Molson Coors Beverage Co., Class B	932,624
	Capital Markets – 4.7%
46,910	Franklin Resources, Inc.	1,252,966
12,011	Morgan Stanley	1,025,739
		2,278,705
	Chemicals – 6.5%
1,275	Air Products and Chemicals, Inc.	381,901
25,551	Dow, Inc.	1,360,846
14,942	LyondellBasell Industries N.V., Class A	1,372,124
		3,114,871
	Communications Equipment – 1.4%
12,950	Cisco Systems, Inc.	670,033
	Food Products – 2.0%
27,179	Kraft Heinz (The) Co.	964,854
	Gas Utilities – 1.1%
11,384	New Jersey Resources Corp.	537,325
	Health Care Providers & Services – 1.1%
5,416	Cardinal Health, Inc.	512,191
	Hotels, Restaurants & Leisure – 1.6%
4,611	Darden Restaurants, Inc.	770,406
	Household Products – 0.8%
2,482	Procter & Gamble (The) Co.	376,619
	Independent Power & Renewable Electricity Producers – 1.8%
33,607	Vistra Corp.	882,184
	Insurance – 1.6%
14,510	Axis Capital Holdings Ltd.	781,073
	Machinery – 2.1%
1,944	Cummins, Inc.	476,591
1,781	Snap-on, Inc.	513,266
		989,857
	Media – 3.4%
24,170	Interpublic Group of (The) Cos., Inc.	932,478
4,147	Nexstar Media Group, Inc.	690,683
		1,623,161
Shares	Description	Value

	Multi-Utilities – 0.8%
12,919	CenterPoint Energy, Inc.	$376,589
	Oil, Gas & Consumable Fuels – 17.9%
216,482	Antero Midstream Corp.	2,511,191
8,367	Civitas Resources, Inc.	580,419
7,493	Exxon Mobil Corp.	803,624
97,284	Kinder Morgan, Inc.	1,675,230
24,980	ONEOK, Inc.	1,541,766
10,463	Phillips 66	997,961
4,287	Valero Energy Corp.	502,865
		8,613,056
	Pharmaceuticals – 1.0%
4,233	Merck & Co., Inc.	488,446
	Professional Services – 1.1%
4,503	Paychex, Inc.	503,751
	Semiconductors & Semiconductor Equipment – 2.6%
910	Broadcom, Inc.	789,361
2,566	Texas Instruments, Inc.	461,932
		1,251,293
	Specialty Retail – 2.2%
3,791	Dick’s Sporting Goods, Inc.	501,132
1,859	Home Depot (The), Inc.	577,480
		1,078,612
	Textiles, Apparel & Luxury Goods – 1.9%
3,193	Ralph Lauren Corp.	393,697
12,469	Tapestry, Inc.	533,673
		927,370
	Tobacco – 3.0%
14,846	Philip Morris International, Inc.	1,449,267
	Trading Companies & Distributors – 2.7%
7,737	Fastenal Co.	456,405
2,193	Watsco, Inc.	836,564
		1,292,969
	Total Common Stocks	31,289,996
	(Cost $29,964,262)
REAL ESTATE INVESTMENT TRUSTS – 34.7%
	Health Care REITs – 4.8%
26,239	Ventas, Inc.	1,240,317
13,177	Welltower, Inc.	1,065,888
		2,306,205
	Retail REITs – 16.1%
65,502	Brixmor Property Group, Inc.	1,441,044
60,476	Kite Realty Group Trust	1,351,034

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Retail REITs (Continued)
20,146	Regency Centers Corp.	$1,244,418
16,004	Simon Property Group, Inc.	1,848,142
47,025	Spirit Realty Capital, Inc.	1,851,845
		7,736,483
	Specialized REITs – 13.8%
25,075	CubeSmart	1,119,850
30,069	Gaming and Leisure Properties, Inc.	1,457,144
24,848	Iron Mountain, Inc.	1,411,863
13,926	Lamar Advertising Co., Class A	1,382,155
41,242	VICI Properties, Inc.	1,296,236
		6,667,248
	Total Real Estate Investment Trusts	16,709,936
	(Cost $17,118,338)
	Total Investments – 99.7%	47,999,932
	(Cost $47,082,600)
	Net Other Assets and Liabilities – 0.3%	155,062
	Net Assets – 100.0%	$48,154,994

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 31,289,996	$ 31,289,996	$ —	$ —
Real Estate Investment Trusts*	16,709,936	16,709,936	—	—
Total Investments	$ 47,999,932	$ 47,999,932	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright International Focus 5 ETF (IFV)
Portfolio of Investments
June 30, 2023 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 100.0%
	Capital Markets (a) – 100.0%
2,108,233	First Trust Dow Jones Global Select Dividend Index Fund	$45,200,515
1,056,741	First Trust India NIFTY 50 Equal Weight ETF	50,543,922
1,097,573	First Trust Japan AlphaDEX® Fund	52,658,260
2,902,111	First Trust Latin America AlphaDEX® Fund	55,154,620
838,942	First Trust Switzerland AlphaDEX® Fund	50,370,078
	Total Investments – 100.0%	253,927,395
	(Cost $240,416,716)
	Net Other Assets and Liabilities – 0.0%	121,227
	Net Assets – 100.0%	$254,048,622

(a)	Represents investments in affiliated funds.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 253,927,395	$ 253,927,395	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at June 30, 2023, and for the fiscal year-to-date period (October 1, 2022 to June 30, 2023) are as follows:
Security Name	Shares at 6/30/2023	Value at 9/30/2022	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2023	Dividend Income
First Trust BICK Index Fund	—	$ 27,247,140	$ 795,680	$ (30,900,508)	$ 2,920,019	$ (62,331)	$ —	$ —
First Trust Brazil AlphaDEX® Fund	—	—	41,876,650	(39,225,682)	—	(2,650,968)	—	361,882
First Trust Chindia ETF	—	27,506,086	1,833,202	(28,053,438)	3,006,867	(4,292,717)	—	—
First Trust Dow Jones Global Select Dividend Index Fund	2,108,233	26,988,029	49,740,836	(29,387,878)	6,490,753	(8,631,225)	45,200,515	1,489,192
First Trust India NIFTY 50 Equal Weight ETF	1,056,741	29,598,143	22,064,124	(5,597,144)	4,189,836	288,963	50,543,922	943,279
First Trust Japan AlphaDEX® Fund	1,097,573	—	50,519,593	(3,017,330)	5,160,314	(4,317)	52,658,260	831,510
First Trust Latin America AlphaDEX® Fund	2,902,111	27,672,640	25,140,722	(5,248,249)	7,869,650	(280,143)	55,154,620	1,990,222
First Trust Switzerland AlphaDEX® Fund	838,942	—	50,647,457	(6,902,394)	6,071,320	553,695	50,370,078	1,192,749
		$ 139,012,038	$ 242,618,264	$ (148,332,623)	$ 35,708,759	$ (15,079,043)	$ 253,927,395	$ 6,808,834

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments
June 30, 2023 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.8%
	Capital Markets (a) – 99.8%
587,530	First Trust Consumer Discretionary AlphaDEX® Fund	$32,437,531
178,714	First Trust Dow Jones Internet Index Fund (b)	29,128,595
1,604,654	First Trust Enhanced Short Maturity ETF	95,332,494
548,571	First Trust Industrials/Producer Durables AlphaDEX® Fund	32,963,631
1,130,984	First Trust Nasdaq Food & Beverage ETF	29,654,401
474,940	First Trust Nasdaq Semiconductor ETF	33,810,979
	Total Investments – 99.8%	253,327,631
	(Cost $242,595,243)
	Net Other Assets and Liabilities – 0.2%	406,577
	Net Assets – 100.0%	$253,734,208

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 253,327,631	$ 253,327,631	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at June 30, 2023, and for the fiscal year-to-date period (October 1, 2022 to June 30, 2023) are as follows:
Security Name	Shares at 6/30/2023	Value at 9/30/2022	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2023	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	587,530	$ —	$39,052,953	$ (10,330,854)	$3,271,815	$443,617	$32,437,531	$35,034
First Trust Dow Jones Internet Index Fund	178,714	—	28,443,858	(239,518)	921,089	3,166	29,128,595	—
First Trust Energy AlphaDEX® Fund	—	31,230,271	28,852,388	(62,591,205)	94,476	2,414,070	—	163,979
First Trust Enhanced Short Maturity ETF	1,604,654	91,338,267	273,822,459	(270,009,395)	(175,134)	356,297	95,332,494	3,420,184
First Trust Financials AlphaDEX® Fund	—	—	57,574,745	(45,299,822)	—	(12,274,923)	—	259,712
First Trust Industrials/Producer Durables AlphaDEX® Fund	548,571	27,164,583	54,307,517	(52,279,780)	6,736,162	(2,964,851)	32,963,631	204,173
First Trust Materials AlphaDEX® Fund	—	22,938,522	50,534,856	(72,194,810)	5,308,534	(6,587,102)	—	275,964
First Trust Nasdaq Food & Beverage ETF	1,130,984	28,614,090	58,006,487	(57,704,388)	2,714,662	(1,976,450)	29,654,401	369,067
First Trust Nasdaq Oil & Gas ETF	—	29,084,238	52,260,541	(78,436,951)	(3,002,390)	94,562	—	458,905
First Trust Nasdaq Semiconductor ETF	474,940	—	40,187,873	(10,105,672)	3,764,624	(35,846)	33,810,979	48,835
		$230,369,971	$683,043,677	$(659,192,395)	$19,633,838	$(20,527,460)	$253,327,631	$5,235,853

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.6%
	Aerospace & Defense – 2.4%
6,324	Airbus SE (a)	$914,335
4,135	Boeing (The) Co. (b)	873,146
1,749	Lockheed Martin Corp.	805,205
		2,592,686
	Automobiles – 3.8%
7,910	Bayerische Motoren Werke AG (a)	972,986
66,836	Ford Motor Co.	1,011,229
10,530	Mercedes-Benz Group AG (a)	847,573
4,812	Tesla, Inc. (b)	1,259,637
		4,091,425
	Banks – 22.6%
51,360	ANZ Group Holdings Ltd. (a)	813,018
78,610	Axis Bank Ltd. (a)	948,536
107,866	Banco Bilbao Vizcaya Argentaria S.A. (a)	828,702
208,919	Banco Santander S.A. (a)	773,447
27,247	Bank of America Corp.	781,716
2,206,917	Bank of China Ltd., Class H (a)	886,061
1,366,811	Bank of Communications Co., Ltd., Class H (a)	906,866
427,509	Barclays PLC (a)	835,178
12,569	BNP Paribas S.A. (a)	793,179
237,349	BOC Hong Kong Holdings Ltd. (a)	727,078
2,761,661	China CITIC Bank Corp., Ltd., Class H (a)	1,298,416
163,296	China Merchants Bank Co., Ltd., Class H (a)	744,808
17,122	Citigroup, Inc.	788,297
33,600	DBS Group Holdings Ltd. (a)	784,653
216,741	First Abu Dhabi Bank PJSC (a)	807,794
12,573	HDFC Bank, Ltd., ADR	876,338
112,484	HSBC Holdings PLC (a)	890,631
63,364	ICICI Bank, Ltd., ADR	1,462,441
2,491,531	Industrial & Commercial Bank of China Ltd., Class H (a)	1,331,503
61,592	ING Groep N.V., ADR	829,644
6,384	JPMorgan Chase & Co.	928,489
39,738	Kotak Mahindra Bank Ltd. (a)	896,230
346,712	Lloyds Banking Group PLC, ADR	762,766
104,359	Nordea Bank Abp (a)	1,136,777
1,316,668	Postal Savings Bank of China Co., Ltd., Class H (a) (c) (d)	811,933
8,458	Royal Bank of Canada	807,780
447,328	Sberbank of Russia PJSC (a) (e) (f)	0
56,203	Westpac Banking Corp. (a)	800,253
		24,252,534
Shares	Description	Value

	Broadline Retail – 3.9%
15,611	Alibaba Group Holding Ltd., ADR (b)	$1,301,177
14,108	Amazon.com, Inc. (b)	1,839,119
31,226	JD.com, Inc., ADR	1,065,743
		4,206,039
	Capital Markets – 6.5%
17,336	Bank of New York Mellon (The) Corp.	771,799
4,689	CME Group, Inc.	868,825
4,716	Deutsche Boerse AG (a)	870,642
2,432	Goldman Sachs Group (The), Inc.	784,417
9,459	London Stock Exchange Group PLC (a)	1,006,754
897	Partners Group Holding AG (a)	845,728
2,492	S&P Global, Inc.	999,018
38,803	UBS Group AG (a)	786,485
		6,933,668
	Communications Equipment – 2.7%
17,048	Cisco Systems, Inc.	882,063
175,551	Nokia Oyj, ADR	730,292
230,848	Telefonaktiebolaget LM Ericsson, Class B (a)	1,254,266
		2,866,621
	Consumer Staples Distribution & Retail – 1.7%
17,611	Kroger (The) Co.	827,717
6,066	Walmart, Inc.	953,454
		1,781,171
	Diversified Telecommunication Services – 5.3%
71,043	AT&T, Inc.	1,133,136
57,090	Deutsche Telekom AG (a)	1,245,619
188,188	Emirates Telecommunications Group Co., PJSC (a)	1,154,789
2,081	Swisscom AG (a)	1,298,837
22,766	Verizon Communications, Inc.	846,668
		5,679,049
	Electric Utilities – 1.6%
73,546	Iberdrola S.A. (a)	960,423
9,922	Verbund AG (a)	795,999
		1,756,422
	Electronic Equipment, Instruments & Components – 0.7%
1,503	Samsung SDI Co., Ltd. (a)	767,484
	Financial Services – 3.2%
3,672	Mastercard, Inc., Class A	1,444,198

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Financial Services (Continued)
17,141	PayPal Holdings, Inc. (b)	$1,143,819
3,782	Visa, Inc., Class A	898,149
		3,486,166
	Household Durables – 0.8%
9,613	Sony Group Corp., ADR	865,555
	Industrial Conglomerates – 2.1%
6,748	Honeywell International, Inc.	1,400,210
5,208	Siemens AG (a)	868,178
		2,268,388
	Insurance – 4.4%
76,454	AIA Group Ltd. (a)	776,505
3,535	Allianz SE (a)	823,385
14,912	American International Group, Inc.	858,036
26,157	AXA S.A. (a)	772,974
12,867	MetLife, Inc.	727,372
124,839	Ping An Insurance (Group) Co. of China Ltd., Class H (a)	797,336
		4,755,608
	Interactive Media & Services – 2.0%
9,900	Baidu, Inc., ADR (b)	1,355,409
19,179	Tencent Holdings Ltd. (a)	813,212
		2,168,621
	IT Services – 8.7%
5,010	Accenture PLC, Class A	1,545,986
6,851	Capgemini SE (a)	1,297,186
21,368	Cognizant Technology Solutions Corp., Class A	1,394,903
73,448	Infosys Ltd., ADR	1,180,310
10,316	International Business Machines Corp.	1,380,384
31,976	Tata Consultancy Services Ltd. (a)	1,292,065
275,160	Wipro Ltd., ADR	1,298,755
		9,389,589
	Marine Transportation – 0.9%
570	AP Moller - Maersk A.S., Class B (a)	1,002,201
	Metals & Mining – 1.5%
26,998	BHP Group Ltd. (a)	811,613
12,197	Rio Tinto PLC, ADR (g)	778,656
		1,590,269
	Multi-Utilities – 1.4%
87,336	Engie S.A. (a)	1,454,399
Shares	Description	Value

	Oil, Gas & Consumable Fuels – 0.8%
364,010	Gazprom PJSC (a) (b) (e) (f)	$0
42,503	Gazprom PJSC, ADR (a) (b) (e) (f)	0
13,718	Shell PLC, ADR	828,293
		828,293
	Pharmaceuticals – 1.2%
7,771	Zoetis, Inc.	1,338,244
	Semiconductors & Semiconductor Equipment – 9.4%
15,489	Advanced Micro Devices, Inc. (b)	1,764,352
34,345	Infineon Technologies AG (a)	1,414,404
49,225	Intel Corp.	1,646,084
23,408	Micron Technology, Inc.	1,477,279
5,553	NVIDIA Corp.	2,349,030
14,643	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,477,772
		10,128,921
	Software – 8.6%
5,158	Microsoft Corp.	1,756,505
14,982	Oracle Corp.	1,784,207
7,282	Salesforce, Inc. (b)	1,538,395
11,050	SAP SE (a)	1,509,512
10,999	VMware, Inc., Class A (b)	1,580,446
4,585	Workday, Inc., Class A (b)	1,035,706
		9,204,771
	Specialty Retail – 0.8%
2,889	Home Depot (The), Inc.	897,439
	Technology Hardware, Storage & Peripherals – 1.5%
28,634	Samsung Electronics Co., Ltd. (a)	1,576,682
	Wireless Telecommunication Services – 1.1%
113,800	SoftBank Corp. (a)	1,215,987
	Total Common Stocks	107,098,232
	(Cost $111,027,434)
MONEY MARKET FUNDS – 0.1%
139,966	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.99% (h) (i)	139,966
	(Cost $139,966)

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.5%
$471,786	BNP Paribas S.A., 5.01% (h), dated 6/30/23, due 7/3/23, with a maturity value of $471,983. Collateralized by U.S. Treasury Notes, interest rates of 1.25% to 1.50%, due 8/15/26 to 11/30/26. The value of the collateral including accrued interest is $481,766. (i)	$471,786
	(Cost $471,786)
	Total Investments – 100.2%	107,709,984
	(Cost $111,639,186)
	Net Other Assets and Liabilities – (0.2)%	(183,037)
	Net Assets – 100.0%	$107,526,947

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At June 30, 2023, securities noted as such are valued at $47,162,622 or 43.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(g)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities, including those sold and pending settlement, is $600,096 and the total value of the collateral held by the Fund is $611,752.
(h)	Rate shown reflects yield as of June 30, 2023.
(i)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	American Depositary Receipt

Currency Exposure Diversification	% of Total Investments
United States Dollar	55.5%
Euro	17.0
Hong Kong Dollar	8.4
Indian Rupee	2.9
Swiss Franc	2.7
British Pound Sterling	2.5
Australian Dollar	2.3
South Korean Won	2.2
United Arab Emirates Dirham	1.8
Swedish Krona	1.2
Japanese Yen	1.1
Danish Krone	0.9
Canadian Dollar	0.8
Singapore Dollar	0.7
Total	100.0%

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Country Allocation†	% of Net Assets
United States	40.4%
Germany	8.0
India	7.4
China	6.3
United Kingdom	4.8
Cayman Islands	4.2
France	4.0
Switzerland	2.7
Spain	2.4
Australia	2.3
South Korea	2.2
Japan	1.9
United Arab Emirates	1.8
Finland	1.7
Netherlands	1.6
Ireland	1.4
Hong Kong	1.4
Taiwan	1.4
Sweden	1.2
Denmark	0.9
Canada	0.8
Austria	0.7
Singapore	0.7
Russia	0.0**
Total Investments	100.2
Net Other Assets and Liabilities	(0.2)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
** Investments are valued at $0.

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Aerospace & Defense	$ 2,592,686	$ 1,678,351	$ 914,335	$ —
Automobiles	4,091,425	2,270,866	1,820,559	—
Banks	24,252,534	7,237,471	17,015,063	—**
Capital Markets	6,933,668	3,424,059	3,509,609	—
Communications Equipment	2,866,621	1,612,355	1,254,266	—
Diversified Telecommunication Services	5,679,049	1,979,804	3,699,245	—
Electric Utilities	1,756,422	—	1,756,422	—
Electronic Equipment, Instruments & Components	767,484	—	767,484	—
Industrial Conglomerates	2,268,388	1,400,210	868,178	—
Insurance	4,755,608	1,585,408	3,170,200	—
Interactive Media & Services	2,168,621	1,355,409	813,212	—
IT Services	9,389,589	6,800,338	2,589,251	—
Marine Transportation	1,002,201	—	1,002,201	—
Metals & Mining	1,590,269	778,656	811,613	—
Multi-Utilities	1,454,399	—	1,454,399	—
Oil, Gas & Consumable Fuels	828,293	828,293	—	—**
Semiconductors & Semiconductor Equipment	10,128,921	8,714,517	1,414,404	—
Software	9,204,771	7,695,259	1,509,512	—
Technology Hardware, Storage & Peripherals	1,576,682	—	1,576,682	—
Wireless Telecommunication Services	1,215,987	—	1,215,987	—
Other Industry Categories*	12,574,614	12,574,614	—	—
Money Market Funds	139,966	139,966	—	—
Repurchase Agreements	471,786	—	471,786	—
Total Investments	$ 107,709,984	$ 60,075,576	$ 47,634,408	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.4%
	Aerospace & Defense – 6.2%
76,352	AeroVironment, Inc. (a)	$7,809,282
34,945	Elbit Systems Ltd. (b)	7,314,434
3,173	Northrop Grumman Corp.	1,446,253
1,601,144	QinetiQ Group PLC (b)	7,216,755
		23,786,724
	Air Freight & Logistics – 0.4%
24,711	GXO Logistics, Inc. (a)	1,552,345
	Automobile Components – 9.3%
15,687	Aptiv PLC (a)	1,601,486
20,813	Continental AG (b)	1,572,430
22,300	Denso Corp. (b)	1,504,183
271,598	Gentex Corp.	7,946,957
1,047,304	Luminar Technologies, Inc. (a) (c)	7,205,451
28,574	Magna International, Inc.	1,612,717
160,022	Mobileye Global, Inc., Class A (a) (c)	6,148,045
372,490	Valeo (b)	8,004,539
		35,595,808
	Automobiles – 0.9%
183,512	NIO, Inc., ADR (a) (c)	1,778,231
6,775	Tesla, Inc. (a)	1,773,492
		3,551,723
	Broadline Retail – 1.1%
17,370	Alibaba Group Holding Ltd., ADR (a)	1,447,789
11,460	Amazon.com, Inc. (a)	1,493,926
42,387	JD.com, Inc., ADR	1,446,668
		4,388,383
	Communications Equipment – 1.7%
152,591	Ciena Corp. (a)	6,483,592
	Consumer Staples Distribution & Retail – 0.6%
302,152	Ocado Group PLC (a) (b)	2,186,500
	Electrical Equipment – 3.8%
70,335	ABB Ltd. (b)	2,767,039
17,789	Emerson Electric Co.	1,607,948
106,000	Mitsubishi Electric Corp. (b)	1,498,506
51,500	Nidec Corp. (b)	2,837,930
9,186	Rockwell Automation, Inc.	3,026,327
14,879	Schneider Electric SE (b)	2,703,168
		14,440,918
	Electronic Equipment, Instruments & Components – 12.7%
46,561	Cognex Corp.	2,608,347
Shares	Description	Value

	Electronic Equipment, Instruments & Components (Continued)
244,004	Delta Electronics, Inc. (b)	$2,704,133
169,580	FARO Technologies, Inc. (a)	2,747,196
238,876	Halma PLC (b)	6,914,353
617,038	Hexagon AB, Class B (b)	7,589,767
5,200	Keyence Corp. (b)	2,470,815
42,600	Omron Corp. (b)	2,615,716
513,500	Topcon Corp. (b)	7,565,712
152,822	Trimble, Inc. (a)	8,090,397
135,800	Yokogawa Electric Corp. (b)	2,513,812
9,746	Zebra Technologies Corp., Class A (a)	2,883,159
		48,703,407
	Health Care Equipment & Supplies – 1.9%
8,311	Intuitive Surgical, Inc. (a)	2,841,863
16,696	Medtronic PLC	1,470,918
18,821	Omnicell, Inc. (a)	1,386,543
5,015	Stryker Corp.	1,530,026
		7,229,350
	Health Care Technology – 0.4%
59,690	Teladoc Health, Inc. (a)	1,511,351
	Household Durables – 0.3%
14,700	Sony Group Corp. (b)	1,326,972
	Industrial Conglomerates – 0.4%
8,452	Siemens AG (b)	1,408,956
	Interactive Media & Services – 1.8%
11,247	Alphabet, Inc., Class A (a)	1,346,266
11,248	Baidu, Inc., ADR (a)	1,539,964
32,052	Kakao Corp. (b)	1,203,871
9,029	NAVER Corp. (b)	1,263,924
34,212	Tencent Holdings Ltd. (b)	1,450,629
		6,804,654
	IT Services – 2.9%
15,000	Akamai Technologies, Inc. (a)	1,348,050
491,365	Atos SE (a) (b)	7,030,487
10,746	International Business Machines Corp.	1,437,922
32,910	Netcompany Group A.S. (a) (b) (c) (d) (e)	1,363,407
		11,179,866
	Life Sciences Tools & Services – 2.5%
36,269	Illumina, Inc. (a)	6,800,075
6,707	Tecan Group AG (b)	2,577,323
		9,377,398

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery – 11.4%
312,072	3D Systems Corp. (a)	$3,098,875
47,863	ANDRITZ AG (b)	2,669,313
58,509	ATS Corp. (a)	2,691,922
3,397,738	AutoStore Holdings Ltd. (a) (b) (d) (e)	7,437,618
48,162	Cargotec OYJ, Class B (b)	2,650,332
126,500	Daifuku Co., Ltd. (b)	2,605,369
3,995	Deere & Co.	1,618,734
87,796	Duerr AG (b)	2,843,334
74,400	FANUC Corp. (b)	2,611,860
24,004	John Bean Technologies Corp.	2,911,685
65,900	Kawasaki Heavy Industries, Ltd. (b)	1,687,207
83,191	Proto Labs, Inc. (a)	2,908,357
82,300	Shibaura Machine Co., Ltd. (b)	2,790,002
87,189	Valmet Oyj (b)	2,427,037
60,700	Yaskawa Electric Corp. (b)	2,798,458
		43,750,103
	Pharmaceuticals – 0.4%
8,912	Johnson & Johnson	1,475,114
	Semiconductors & Semiconductor Equipment – 8.6%
11,691	Advanced Micro Devices, Inc. (a)	1,331,722
98,619	Ambarella, Inc. (a)	8,251,452
43,953	Intel Corp.	1,469,788
5,775	KLA Corp.	2,800,990
37,521	Micron Technology, Inc.	2,367,950
6,763	NVIDIA Corp.	2,860,884
14,288	NXP Semiconductors N.V.	2,924,468
22,563	QUALCOMM, Inc.	2,685,900
156,000	Renesas Electronics Corp. (a) (b)	2,944,081
25,954	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,619,278
25,541	Teradyne, Inc.	2,843,480
		33,099,993
	Software – 31.0%
22,040	ANSYS, Inc. (a)	7,279,151
166,521	Appian Corp., Class A (a)	7,926,400
6,930	Autodesk, Inc. (a)	1,417,947
1,333,109	BlackBerry Ltd. (a)	7,372,093
8,690,630	BrainChip Holdings Ltd. (a) (b) (c)	2,138,079
178,259	C3.ai, Inc., Class A (a) (c)	6,493,975
30,888	Cadence Design Systems, Inc. (a)	7,243,854
162,733	Dassault Systemes SE (b)	7,210,858
139,874	Dynatrace, Inc. (a)	7,199,315
4,208	Microsoft Corp.	1,432,992
34,632	Nice Ltd., ADR (a)	7,151,508
33,423	Palo Alto Networks, Inc. (a)	8,539,911
Shares	Description	Value

	Software (Continued)
147,480	Pegasystems, Inc.	$7,270,764
367,500	PKSHA Technology, Inc. (a) (b) (c)	7,923,184
235,228	PROS Holdings, Inc. (a)	7,245,022
10,281	PTC, Inc. (a)	1,462,986
13,092	ServiceNow, Inc. (a)	7,357,311
15,676	Synopsys, Inc. (a)	6,825,487
398,666	UiPath, Inc., Class A (a)	6,605,896
649,489	Veritone, Inc. (a) (c)	2,545,997
		118,642,730
	Technology Hardware, Storage & Peripherals – 0.7%
25,229	Samsung Electronics Co., Ltd. (b)	1,389,191
91,000	Seiko Epson Corp. (b)	1,420,709
		2,809,900
	Wireless Telecommunication Services – 0.4%
35,200	SoftBank Group Corp. (b)	1,660,019
	Total Common Stocks	380,965,806
	(Cost $375,874,772)
REAL ESTATE INVESTMENT TRUSTS – 0.4%
	Specialized REITs – 0.4%
1,853	Equinix, Inc.	1,452,641
	(Cost $1,329,842)
MONEY MARKET FUNDS – 1.4%
5,448,409	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.99% (f) (g)	5,448,409
	(Cost $5,448,409)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 4.8%
$18,365,126	BNP Paribas S.A., 5.01% (f), dated 6/30/23, due 7/3/23, with a maturity value of $18,372,793. Collateralized by U.S. Treasury Notes, interest rates of 1.25% to 1.50%, due 8/15/26 to 11/30/26. The value of the collateral including accrued interest is $18,753,602. (g)	18,365,126
	(Cost $18,365,126)
	Total Investments – 106.0%	406,231,982
	(Cost $401,018,149)
	Net Other Assets and Liabilities – (6.0)%	(23,125,847)
	Net Assets – 100.0%	$383,106,135

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
(a)	Non-income producing security.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At June 30, 2023, securities noted as such are valued at $142,812,012 or 37.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities, including those sold and pending settlement, is $23,195,690 and the total value of the collateral held by the Fund is $23,813,535.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Rate shown reflects yield as of June 30, 2023.
(g)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	American Depositary Receipt

Currency Exposure Diversification	% of Total Investments
United States Dollar	64.2%
Japanese Yen	12.0
Euro	9.5
British Pound Sterling	4.0
Swedish Krona	1.9
Norwegian Krone	1.8
Israeli Shekel	1.8
Swiss Franc	1.3
South Korean Won	0.9
New Taiwan Dollar	0.7
Canadian Dollar	0.7
Australian Dollar	0.5
Hong Kong Dollar	0.4
Danish Krone	0.3
Total	100.0%

Country Allocation†	% of Net Assets
United States	57.8%
Japan	12.7
France	6.5
United Kingdom	4.3
Cayman Islands	4.1
Israel	3.8
Canada	3.0
Sweden	2.0
Bermuda	1.9
Germany	1.5
Switzerland	1.4
Taiwan	1.4
Finland	1.3
South Korea	1.0
Netherlands	0.8
Austria	0.7
Australia	0.6
Jersey	0.4
Ireland	0.4
Denmark	0.4
Total Investments	106.0
Net Other Assets and Liabilities	(6.0)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Aerospace & Defense	$ 23,786,724	$ 9,255,535	$ 14,531,189	$ —
Automobile Components	35,595,808	24,514,656	11,081,152	—
Consumer Staples Distribution & Retail	2,186,500	—	2,186,500	—
Electrical Equipment	14,440,918	4,634,275	9,806,643	—
Electronic Equipment, Instruments & Components	48,703,407	16,329,099	32,374,308	—
Household Durables	1,326,972	—	1,326,972	—
Industrial Conglomerates	1,408,956	—	1,408,956	—
Interactive Media & Services	6,804,654	2,886,230	3,918,424	—
IT Services	11,179,866	2,785,972	8,393,894	—
Life Sciences Tools & Services	9,377,398	6,800,075	2,577,323	—
Machinery	43,750,103	13,229,573	30,520,530	—
Semiconductors & Semiconductor Equipment	33,099,993	30,155,912	2,944,081	—
Software	118,642,730	101,370,609	17,272,121	—
Technology Hardware, Storage & Peripherals	2,809,900	—	2,809,900	—
Wireless Telecommunication Services	1,660,019	—	1,660,019	—
Other Industry Categories*	26,191,858	26,191,858	—	—
Real Estate Investment Trusts*	1,452,641	1,452,641	—	—
Money Market Funds	5,448,409	5,448,409	—	—
Repurchase Agreements	18,365,126	—	18,365,126	—
Total Investments	$ 406,231,982	$ 245,054,844	$ 161,177,138	$—

*	See Portfolio of Investments for industry breakout.

First Trust International Developed Capital Strength ETF (FICS)
Portfolio of Investments
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 97.6%
	Aerospace & Defense – 3.8%
104,367	BAE Systems PLC (a)	$1,230,617
8,451	Thales S.A. (a)	1,266,204
		2,496,821
	Automobiles – 2.2%
51,700	Yamaha Motor Co., Ltd. (a)	1,486,282
	Beverages – 3.8%
8,106	Carlsberg A.S., Class B (a)	1,298,023
28,253	Diageo PLC (a)	1,214,625
		2,512,648
	Biotechnology – 1.8%
3,207	Genmab A.S. (a) (b)	1,215,317
	Capital Markets – 1.8%
6,499	Deutsche Boerse AG (a)	1,199,810
	Chemicals – 4.1%
371	Givaudan S.A. (a)	1,230,585
43,400	Shin-Etsu Chemical Co., Ltd. (a)	1,450,340
		2,680,925
	Communications Equipment – 2.0%
311,032	Nokia Oyj (a)	1,303,180
	Consumer Staples Distribution & Retail – 4.0%
26,342	Alimentation Couche-Tard, Inc.	1,350,754
38,194	Koninklijke Ahold Delhaize N.V. (a)	1,302,149
		2,652,903
	Electrical Equipment – 4.4%
37,288	ABB Ltd. (a)	1,466,942
14,270	Legrand S.A. (a)	1,415,639
		2,882,581
	Electronic Equipment, Instruments & Components – 3.8%
24,500	Hamamatsu Photonics K.K. (a)	1,202,788
2,800	Keyence Corp. (a)	1,330,439
		2,533,227
	Entertainment – 4.4%
35,800	Capcom Co., Ltd. (a)	1,419,128
32,100	Nintendo Co., Ltd. (a)	1,463,385
		2,882,513
	Food Products – 1.8%
10,122	Nestle S.A. (a)	1,217,592
	Ground Transportation – 2.0%
10,709	Canadian National Railway Co.	1,296,802
Shares	Description	Value

	Health Care Equipment & Supplies – 1.8%
73,100	Olympus Corp. (a)	$1,156,833
	Hotels, Restaurants & Leisure – 4.2%
52,543	Aristocrat Leisure Ltd. (a)	1,359,436
51,178	Compass Group PLC (a)	1,433,145
		2,792,581
	Household Products – 1.9%
16,416	Reckitt Benckiser Group PLC (a)	1,233,677
	Independent Power & Renewable Electricity Producers – 1.9%
29,243	RWE AG (a)	1,274,302
	Insurance – 2.0%
8,766	Intact Financial Corp.	1,353,461
	IT Services – 4.1%
13,278	CGI, Inc. (b)	1,400,216
8,300	Obic Co., Ltd. (a)	1,332,220
		2,732,436
	Leisure Products – 2.1%
59,400	Bandai Namco Holdings, Inc. (a)	1,375,545
	Machinery – 1.9%
24,081	Kone Oyj, Class B (a)	1,258,102
	Metals & Mining – 2.0%
43,767	BHP Group Ltd. (a)	1,315,722
	Personal Care Products – 3.8%
2,712	L’Oreal S.A. (a)	1,265,083
24,191	Unilever PLC (a)	1,259,728
		2,524,811
	Pharmaceuticals – 11.7%
53,924	Chugai Pharmaceutical Co., Ltd. (a)	1,535,703
72,217	GSK PLC (a)	1,279,870
7,683	Novo Nordisk A.S., Class B (a)	1,241,111
66,000	Ono Pharmaceutical Co., Ltd. (a)	1,190,866
4,189	Roche Holding AG (a)	1,279,614
29,300	Shionogi & Co., Ltd. (a)	1,235,858
		7,763,022
	Professional Services – 5.7%
45,061	Bureau Veritas S.A. (a)	1,236,250
13,954	SGS S.A. (a)	1,320,062
9,775	Wolters Kluwer N.V. (a)	1,241,166
		3,797,478
	Software – 4.4%
673	Constellation Software, Inc.	1,394,394

First Trust International Developed Capital Strength ETF (FICS)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
131,819	Sage Group (The) PLC (a)	$1,548,467
		2,942,861
	Specialty Retail – 2.2%
38,206	Industria de Diseno Textil S.A. (a)	1,481,927
	Technology Hardware, Storage & Peripherals – 2.2%
26,634	Samsung Electronics Co., Ltd. (a)	1,466,555
	Textiles, Apparel & Luxury Goods – 3.9%
599	Hermes International (a)	1,302,058
1,332	LVMH Moet Hennessy Louis Vuitton SE (a)	1,255,959
		2,558,017
	Trading Companies & Distributors – 1.9%
33,078	Bunzl PLC (a)	1,260,539
	Total Common Stocks	64,648,470
	(Cost $62,052,642)
REAL ESTATE INVESTMENT TRUSTS – 2.1%
	Industrial REITs – 2.1%
103,161	Goodman Group (a)	1,386,777
	(Cost $1,349,165)
	Total Investments – 99.7%	66,035,247
	(Cost $63,401,807)
	Net Other Assets and Liabilities – 0.3%	193,766
	Net Assets – 100.0%	$66,229,013

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At June 30, 2023, securities noted as such are valued at $59,239,620 or 89.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
Currency Exposure Diversification	% of Total Investments
Euro	25.4%
Japanese Yen	24.5
British Pound Sterling	15.8
Canadian Dollar	10.3
Swiss Franc	9.9
Australian Dollar	6.2
Danish Krone	5.7
South Korean Won	2.2
Total	100.0%

Country Allocation†	% of Net Assets
Japan	24.4%
United Kingdom	15.8
France	11.7
Canada	10.3
Switzerland	9.8
Australia	6.1
Denmark	5.7
Finland	3.9
Netherlands	3.9
Germany	3.7
Spain	2.2
South Korea	2.2
Total Investments	99.7
Net Other Assets and Liabilities	0.3
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust International Developed Capital Strength ETF (FICS)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Consumer Staples Distribution & Retail	$ 2,652,903	$ 1,350,754	$ 1,302,149	$ —
Ground Transportation	1,296,802	1,296,802	—	—
Insurance	1,353,461	1,353,461	—	—
IT Services	2,732,436	1,400,216	1,332,220	—
Software	2,942,861	1,394,394	1,548,467	—
Other Industry Categories*	53,670,007	—	53,670,007	—
Real Estate Investment Trusts*	1,386,777	—	1,386,777	—
Total Investments	$ 66,035,247	$ 6,795,627	$ 59,239,620	$—

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Exchange-Traded Fund VI
June 30, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq Technology DividendTM Index, Nasdaq US Multi-Asset Diversified IncomeTM Index, Nasdaq US Rising Dividend AchieversTM Index, Dorsey Wright Momentum Plus Dividend YieldTM Index, Nasdaq CTA Artificial Intelligence and RoboticsTM Index and The International Developed Capital StrengthTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds have not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright Momentum & Dividend ETF, First Trust Dorsey Wright International Focus 5 ETF and First Trust Dorsey Wright Dynamic Focus 5 ETF are not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC (“Dorsey Wright”). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dorsey Wright’s only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Indexes, which are determined, composed and calculated by Dorsey Wright without regard to First Trust or the Funds.
Richard Bernstein Advisors and Richard Bernstein Advisors American Industrial Renaissance® Index (“Index”) are trademarks and trade names of Richard Bernstein Advisors (“RBA”). The Fund is not sponsored, endorsed, sold or promoted by RBA and RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. RBA’s only relationship to First Trust is the licensing of certain trademarks and trade names of RBA and of the Index, which is determined and composed by RBA without regard to First Trust or the Fund. RBA has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining or composing the Index. RBA is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. RBA has no obligation or liability in connection with the administration, marketing or trading of the Fund.
S&P International Dividend Aristocrats Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
Indxx and Indxx Blockchain Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.